UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way

3rd Floor

Salt Lake City, Utah 84108

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 91.7%

	Airlines 4.9%
182,358	Allegiant Travel Co.	$30,605,143
746,372	Spirit Airlines, Inc.*	29,742,924

		60,348,067

	Apparel Retail 0.6%
485,770	Zumiez, Inc.*	7,344,842

	Application Software 8.1%
192,501	ANSYS, Inc.*	17,806,343
287,457	Globant S.A.* (Argentina)	10,782,512
207,328	Tyler Technologies, Inc.*	36,141,417
113,932	Ultimate Software Group, Inc.*	22,274,845
431,531	Zendesk, Inc.*	11,409,680

		98,414,797

	Asset Management & Custody Banks 4.0%
623,385	SEI Investments Co.	32,665,374
1,000,195	WisdomTree Investments, Inc.	15,683,058

		48,348,432

	Automotive Retail 1.0%
184,053	Monro Muffler Brake, Inc.	12,187,990

	Biotechnology 4.9%
1,908,420	Abcam plc (United Kingdom)	18,704,623
1,326,004	Sangamo BioSciences, Inc.*	12,106,416
651,027	Seattle Genetics, Inc.*	29,218,092

		60,029,131

	Building Products 1.1%
359,052	Trex Co., Inc.*	13,658,338

	Consumer Finance 4.4%
169,210	Credit Acceptance Corp.*	36,214,324
488,225	PRA Group, Inc.*	16,936,525

		53,150,849

	Data Processing & Outsourced Services 0.5%
137,388	ExlService Holdings, Inc.*	6,172,843

	Distributors 1.1%
163,176	Pool Corp.	13,181,357

	Diversified Banks 1.7%
6,656,038	City Union Bank Ltd. (India)	9,256,200
1,100,909	Yes Bank Ltd. (India)	12,080,565

		21,336,765

	Diversified Capital Markets 1.7%
660,390	HFF, Inc., Class A	20,518,317

	Diversified Support Services 2.3%
726,462	Copart, Inc.*	27,612,821

	Environmental & Facilities Services 2.8%
600,152	Waste Connections, Inc.	33,800,561

	Food Distributors 0.6%
179,301	United Natural Foods, Inc.*	7,057,287

	Health Care Facilities 2.1%
1,133,618	Ensign Group, Inc. (The)	25,653,775

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Health Care REITs 1.2%
1,326,731	CareTrust REIT, Inc.	$14,527,704

	Health Care Services 3.6%
584,471	ExamWorks Group, Inc.*	15,546,928
403,477	MEDNAX, Inc.*	28,913,162

		44,460,090

	Homebuilding 1.4%
709,754	Installed Building Products, Inc.*	17,623,192

	Homefurnishing Retail 1.4%
379,827	Mattress Firm Holding Corp.*	16,951,679

	Internet Retail 2.2%
155,634	Blue Nile, Inc.*	5,778,691
454,756	MakeMyTrip Ltd.* (India)	7,803,613
276,923	Wayfair, Inc., Class A*	13,187,073

		26,769,377

	Internet Software & Services 7.2%
448,282	Cimpress N.V.*	36,373,601
870,722	Cornerstone OnDemand, Inc.*	30,066,031
444,943	Envestnet, Inc.*	13,281,548
268,137	Shutterstock, Inc.*	8,671,551

		88,392,731

	IT Consulting & Other Services 3.3%
335,413	EPAM Systems, Inc.*	26,370,170
183,307	Luxoft Holding, Inc.*	14,138,469

		40,508,639

	Life Sciences Tools & Services 4.1%
1,147,000	Divi’s Laboratories Ltd. (India)	19,957,475
392,798	ICON plc* (Ireland)	30,520,405

		50,477,880

	Oil & Gas Equipment & Services 0.9%
107,359	Dril-Quip, Inc.*	6,358,874
298,022	TGS-NOPEC Geophysical Co. ASA (Norway)	4,744,994

		11,103,868

	Personal Products 1.0%
336,654	Nu Skin Enterprises, Inc., Class A	12,755,820

	Real Estate Services 0.3%
114,470	Marcus & Millichap, Inc.*	3,335,656

	Regional Banks 6.7%
346,902	Eagle Bancorp, Inc.*	17,508,144
340,636	Independent Bank Corp.	15,846,387
204,209	South State Corp.	14,692,837
340,992	Texas Capital Bancshares, Inc.*	16,851,825
444,763	Webster Financial Corp.	16,540,736

		81,439,929

	Research & Consulting Services 1.4%
274,977	CEB, Inc.	16,880,838

	Restaurants 1.9%
350,898	Fiesta Restaurant Group, Inc.*	11,790,173
410,739	Zoe’s Kitchen, Inc.*	11,492,477

		23,282,650

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Semiconductors 3.7%
250,484	Cavium, Inc.*	$16,459,304
301,196	Monolithic Power Systems, Inc.	19,189,197
183,180	Power Integrations, Inc.	8,908,043

		44,556,544

	Specialized Consumer Services 0.8%
710,106	LifeLock, Inc.*	10,190,021

	Specialized Finance 0.6%
230,065	CRISIL Ltd. (India)	6,791,754

	Specialty Chemicals 2.0%
406,646	Balchem Corp.	24,724,077

	Specialty Stores 0.8%
322,333	Five Below, Inc.*	10,346,889

	Systems Software 2.3%
238,710	Fortinet, Inc.*	7,440,591
852,032	Infoblox, Inc.*	15,668,868
137,467	Qualys, Inc.*	4,548,783

		27,658,242

	Trucking 3.1%
627,240	Knight Transportation, Inc.	15,198,025
375,268	Old Dominion Freight Line, Inc.*	22,167,081

		37,365,106

	Total Common Stocks (cost $819,655,045)	1,118,958,858

	PREFERRED STOCKS 0.3%

	Systems Software 0.3%
209,500	DocuSign, Inc., Series F Pfd.* *** †	4,000,004

	Total Preferred Stocks (cost $4,000,004)	4,000,004

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.1%

	Repurchase Agreement 8.1%
$98,922,322	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $100,525,000 of United States Treasury Notes 2.000% due 11/15/21; value $100,901,969; repurchase proceeds: $98,922,322 (cost $98,922,322)	$98,922,322

	Total Short-Term Investments (cost $98,922,322)	98,922,322

	Total Investments (cost $922,577,371) 100.1%§	1,221,881,184
	Liabilities less Other Assets (0.1%)	(1,483,144)

	NET ASSETS 100.0%	$1,220,398,040

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.39%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.0
India	5.0
Ireland	2.7
Norway	0.4
United Kingdom	1.7
United States	89.2

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 97.9%

	Air Freight & Logistics 1.0%
6,779	Blue Dart Express Ltd. (India)	$691,669

	Apparel, Accessories & Luxury Goods 0.7%
2,393	Page Industries Ltd. (India)	483,105

	Auto Parts & Equipment 2.6%
2,393	Bosch Ltd. (India)	672,798
12,480	WABCO India Ltd. (India)	1,143,185

		1,815,983

	Building Products 5.5%
96,482	Kajaria Ceramics Ltd. (India)	1,429,301
394,200	Somany Ceramics Ltd. (India)	2,363,785

		3,793,086

	Cable & Satellite 0.8%
364,854	Dish TV India Ltd.* (India)	561,155

	Casinos & Gaming 0.4%
243,649	Delta Corp. Ltd. (India)	295,187

	Commodity Chemicals 3.4%
198,207	Berger Paints India Ltd. (India)	799,943
131,101	Gulf Oil Lubricants India Ltd. (India)	1,029,586
48,959	Supreme Industries Ltd. (India)	505,640

		2,335,169

	Construction Machinery & Heavy Trucks 1.7%
4,603	Eicher Motors Ltd. (India)	1,172,384

	Consumer Finance 8.7%
24,287	Bajaj Finance Ltd. (India)	2,207,100
157,533	Mahindra & Mahindra Financial Services Ltd. (India)	573,876
153,115	Repco Home Finance Ltd. (India)	1,591,065
39,469	Shriram City Union Finance Ltd. (India)	948,598
94,327	SKS Microfinance Ltd.* (India)	709,988

		6,030,627

	Data Processing & Outsourced Services 1.3%
351,140	Vakrangee Ltd. (India)	928,323

	Department Stores 1.4%
97,938	V-Mart Retail Ltd. (India)	947,459

	Diversified Banks 5.7%
181,253	Axis Bank Ltd. (India)	1,232,212
336,065	City Union Bank Ltd. (India)	467,348
511,048	DCB Bank Ltd.* (India)	630,349
10,096	HDFC Bank Ltd. ADR (India)	621,913
66,069	IndusInd Bank Ltd. (India)	962,729

		3,914,551

	Diversified Chemicals 1.4%
17,868	BASF India Ltd. (India)	258,204
81,789	Pidilite Industries Ltd. (India)	683,674

		941,878

	Electrical Components & Equipment 2.1%
82,147	Amara Raja Batteries Ltd. (India)	1,073,460
28,872	V-Guard Industries Ltd. (India)	411,982

		1,485,442

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Fertilizers & Agricultural Chemicals 2.4%
13,992	Bayer CropScience Ltd. (India)	$721,361
137,686	UPL Ltd. (India)	909,703

		1,631,064

	Health Care Facilities 0.9%
27,806	Apollo Hospitals Enterprise Ltd. (India)	615,499

	Health Care Services 3.1%
183,640	Dr. Lal PathLabs Ltd.* *** † (India)	2,176,464

	Housewares & Specialties 1.8%
128,196	LA Opala RG Ltd. (India)	1,232,426

	Industrial Machinery 3.1%
38,563	AIA Engineering Ltd. (India)	521,702
42,652	Cummins India Ltd. (India)	662,156
8,219	FAG Bearings India Ltd. (India)	541,794
21,018	SKF India Ltd. (India)	392,998

		2,118,650

	Internet Retail 2.9%
117,549	MakeMyTrip Ltd.* (India)	2,017,141

	Internet Software & Services 0.1%
8,055	Just Dial Ltd. (India)	102,519

	IT Consulting & Other Services 7.2%
32,002	Cognizant Technology Solutions Corp., Class A*	1,920,760
123,905	HCL Technologies Ltd. (India)	1,606,961
92,762	Persistent Systems Ltd. (India)	900,190
70,162	Tech Mahindra Ltd. (India)	554,402

		4,982,313

	Life & Health Insurance 2.0%
179,375	Max India Ltd. (India)	1,376,570

	Life Sciences Tools & Services 3.2%
64,340	Divi’s Laboratories Ltd. (India)	1,119,498
171,543	Syngene International Ltd.* (India)	1,082,576

		2,202,074

	Marine Ports & Services 0.6%
204,923	Gujarat Pipavav Port Ltd.* (India)	439,854

	Packaged Foods & Meats 4.9%
29,011	Britannia Industries Ltd. (India)	1,306,797
3,132	GlaxoSmithKline Consumer Healthcare Ltd. (India)	302,944
148,601	Manpasand Beverages Ltd. (India)	1,112,324
1,920	Nestlé India Ltd. (India)	168,831
227,740	Prabhat Dairy Ltd.* (India)	498,812

		3,389,708

	Personal Products 4.9%
126,612	Bajaj Corp. Ltd.* (India)	810,604
31,526	Colgate-Palmolive India Ltd. (India)	461,551
271,006	Dabur India Ltd. (India)	1,131,850
35,954	Godrej Consumer Products Ltd. (India)	719,284
3,062	Procter & Gamble Hygiene & Health Care Ltd. (India)	259,655

		3,382,944

	Pharmaceuticals 15.5%
85,407	Aurobindo Pharma Ltd. (India)	1,129,164
66,895	Caplin Point Laboratories Ltd. (India)	1,420,689
134,902	Glenmark Pharmaceuticals Ltd. (India)	1,876,623
48,094	Lupin Ltd. (India)	1,331,965
1,657,210	Marksans Pharma Ltd. (India)	2,617,719
262,995	Natco Pharma Ltd. (India)	2,325,586

		10,701,746

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Publishing 0.4%
52,664	D.B. Corp. Ltd. (India)	$259,514

	Restaurants 0.7%
22,222	Jubilant Foodworks Ltd. (India)	497,638

	Specialized Finance 2.1%
26,910	Credit Analysis & Research Ltd. (India)	536,929
10,586	CRISIL Ltd. (India)	312,509
9,241	ICRA Ltd. (India)	618,802

		1,468,240

	Specialty Chemicals 1.0%
44,918	Asian Paints Ltd. (India)	599,224
21,078	SH Kelkar & Co. Ltd.* (India)	80,608

		679,832

	Systems Software 0.8%
17,452	Tata Elxsi Ltd. (India)	591,703

	Thrifts & Mortgage Finance 3.6%
199,915	Gruh Finance Ltd. (India)	825,119
26,528	Housing Development Finance Corp. Ltd. (India)	506,651
66,170	Indiabulls Housing Finance Ltd. (India)	732,152
54,403	LIC Housing Finance Ltd. (India)	418,901

		2,482,823

	Total Common Stocks (cost $51,125,899)	67,744,740

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Air Freight & Logistics 0.0%
$532,980	Blue Dart Express Ltd., 9.30%, 11/20/17 (India)	$8,137
304,560	Blue Dart Express Ltd., 9.40%, 11/20/18 (India)	4,650
228,420	Blue Dart Express Ltd., 9.50%, 11/20/19 (India)	3,487

		16,274

	Total Corporate Bonds (cost $9,597)	16,274

	SHORT-TERM INVESTMENTS 3.3%

	Repurchase Agreement 3.3%
2,265,338	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $2,305,000 of United States Treasury Notes 2.000% due 11/15/21; value: $2,313,644; repurchase proceeds: $2,265,338 (cost $2,265,338)	2,265,338

	Total Short-Term Investments (cost $2,265,338)	2,265,338

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Value
Total Investments (cost $53,400,834) 101.2%	$70,026,352
Liabilities less Other Assets (1.2%)	(829,882)

NET ASSETS 100.0%	$69,196,470

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (See Note 7).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	97.2
United States	2.8

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 100.4%

	Airport Services 4.2%
169,649	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$1,500,435

	Biotechnology 5.5%
4,571	Medytox, Inc. (Korea)	1,975,209

	Commodity Chemicals 0.3%
23,489	Berger Paints India Ltd. (India)	94,799

	Construction & Engineering 4.5%
136,412	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	1,608,106

	Consumer Finance 8.5%
14,297	Bajaj Finance Ltd. (India)	1,299,251
913,606	Gentera S.A.B. de C.V. (Mexico)	1,759,461

		3,058,712

	Diversified Banks 8.6%
134,823	Axis Bank Ltd. (India)	916,567
221,576	Kasikornbank PCL (Thailand)	915,847
287,399	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	474,943
934,112	PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	766,626

		3,073,983

	Diversified Capital Markets 4.4%
259,133	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	1,557,515

	Drug Retail 1.9%
74,143	Raia Drogasil S.A. (Brazil)	663,444

	Fertilizers & Agricultural Chemicals 2.5%
132,850	UPL Ltd. (India)	877,751

	Food Retail 3.5%
41,252	BIM Birlesik Magazalar A.S. (Turkey)	726,773
86,565	President Chain Store Corp. (Taiwan)	541,575

		1,268,348

	Health Care Facilities 6.6%
25,200	Apollo Hospitals Enterprise Ltd. (India)	557,814
2,164,737	Bangkok Dusit Medical Services Public Co. Ltd. (Thailand)	1,341,493
211,323	Life Healthcare Group Holdings Ltd. (South Africa)	479,210

		2,378,517

	Industrial Machinery 1.5%
138,715	Weg S.A. (Brazil)	523,744

	Internet Retail 1.1%
26,264	Vipshop Holdings Ltd. ADR* (China)	401,051

	Internet Software & Services 3.6%
11,398	MercadoLibre, Inc. (Brazil)	1,303,247

	IT Consulting & Other Services 2.8%
77,772	HCL Technologies Ltd. (India)	1,008,648

	Life & Health Insurance 2.3%
93,848	Discovery Ltd. (South Africa)	806,782

	Life Sciences Tools & Services 4.2%
86,575	Divi’s Laboratories Ltd. (India)	1,506,380

	Marine Ports & Services 1.9%
462,103	International Container Terminal Services, Inc. (Philippines)	688,308

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Multi-Line Insurance 1.5%
87,922	BB Seguridade Participacoes S.A. (Brazil)	$537,314

	Multi-Sector Holdings 3.1%
39,936	GT Capital Holdings, Inc. (Philippines)	1,118,829

	Packaged Foods & Meats 5.4%
293,836	Universal Robina Corp. (Philippines)	1,159,487
371,651	Vitasoy International Holdings Ltd. (Hong Kong)	762,440

		1,921,927

	Personal Products 5.0%
45,500	Colgate-Palmolive India Ltd. (India)	666,135
130,950	Dabur India Ltd. (India)	546,910
29,550	Godrej Consumer Products Ltd. (India)	591,168

		1,804,213

	Pharmaceuticals 8.0%
82,035	Glenmark Pharmaceuticals Ltd. (India)	1,141,189
876	Hanmi Pharm Co. Ltd.* (Korea)	536,589
42,463	Lupin Ltd. (India)	1,176,015

		2,853,793

	Restaurants 3.0%
305,825	Alsea S.A.B. de C.V. (Mexico)	1,065,833

	Specialty Chemicals 3.0%
79,551	Asian Paints Ltd. (India)	1,061,241

	Textiles 2.0%
52,797	Eclat Textile Co. Ltd. (Taiwan)	728,938

	Wireless Telecommunication Services 1.5%
1,253,887	PT Tower Bersama Infrastructure Tbk* (Indonesia)	530,416

	Total Common Stocks (cost $35,077,535)	35,917,483

	Total Investments (cost $35,077,535) 100.4%§	35,917,483
	Liabilities less Other Assets (0.4%)	(141,684)

	NET ASSETS 100.0%	$35,775,799

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 26.32%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	8.4
China	1.1
Hong Kong	2.1
India	31.9
Indonesia	3.6
Korea	7.0
Mexico	20.9
Philippines	8.3
South Africa	3.6
Taiwan	3.5
Thailand	6.3
Turkey	2.0
United Arab Emirates	1.3

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 99.9%

	Airport Services 2.0%
3,061,659	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$14,930,107
339,390	TAV Havalimanlari Holding A.S. (Turkey)	2,118,094

		17,048,201

	Apparel, Accessories & Luxury Goods 0.7%
807,888	Makalot Industrial Co. Ltd. (Taiwan)	5,730,749

	Application Software 0.4%
337,265	Linx S.A. (Brazil)	3,776,516

	Asset Management & Custody Banks 1.6%
631,515	CETIP S.A. – Mercados Organizados (Brazil)	5,967,709
3,944,141	Peregrine Holdings Ltd. (South Africa)	7,472,451

		13,440,160

	Auto Parts & Equipment 1.8%
842,389	Cub Elecparts, Inc. (Taiwan)	10,078,816
511,834	Tung Thih Electronic Co. Ltd. (Taiwan)	4,986,358

		15,065,174

	Biotechnology 4.2%
130,535	Cell Biotech Co. Ltd. (Korea)	6,292,586
82,590	China Biologic Products, Inc.* (China)	11,765,771
41,850	Medytox, Inc. (Korea)	18,084,112

		36,142,469

	Building Products 1.8%
7,252,578	China Lesso Group Holdings Ltd. (China)	5,062,473
675,504	Kajaria Ceramics Ltd. (India)	10,007,032

		15,069,505

	Casinos & Gaming 0.1%
23,166,913	Melco Crown Philippines Resorts Corp.* (Philippines)	1,121,338

	Commodity Chemicals 1.3%
2,827,514	Berger Paints India Ltd. (India)	11,411,563

	Construction Materials 0.5%
7,474,657	Dongpeng Holdings Co. Ltd. (China)	2,902,892
113,521	Siam City Cement Public Co. Ltd. (Thailand)	1,006,341

		3,909,233

	Consumer Finance 9.5%
82,509	Bajaj Finance Ltd. (India)	7,498,069
5,168,371	Credito Real S.A.B. de C.V.* (Mexico)	13,124,163
153,455	KRUK S.A. (Poland)	6,802,012
824,320	Repco Home Finance Ltd. (India)	8,565,763
320,661	Shriram City Union Finance Ltd. (India)	7,706,770
955,873	SKS Microfinance Ltd.* (India)	7,194,739
11,089,849	Srisawad Power 1979 Public Co. Ltd. (Thailand)	14,715,584
4,939,237	Unifin Financiera SAPI de C.V. SOFOM* (Mexico)	15,317,065

		80,924,165

	Department Stores 1.7%
1,574,603	Poya Co. Ltd. (Taiwan)	14,572,999

	Diversified Banks 2.0%
8,588,545	EastWest Banking Corp.* (Philippines)	3,448,355
4,397,084	Security Bank Corp. (Philippines)	13,229,219

		16,677,574

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Diversified Capital Markets 1.0%
1,451,008	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	$8,721,263

	Diversified Chemicals 1.2%
1,270,018	Pidilite Industries Ltd. (India)	10,616,079

	Diversified Support Services 0.7%
84,579	KEPCO Plant Service & Engineering Co. Ltd.* (Korea)	6,397,865

	Drug Retail 1.1%
1,647,261	Clicks Group Ltd. (South Africa)	9,479,719

	Electrical Components & Equipment 2.7%
575,367	Amara Raja Batteries Ltd. (India)	7,518,636
1,059,710	Voltronic Power Technology Corp. (Taiwan)	15,792,250

		23,310,886

	Electronic Components 1.2%
530,800	Partron Co. Ltd. (Korea)	4,413,187
2,385,786	Sunny Optical Technology Group Co. Ltd. (China)	5,485,450

		9,898,637

	Electronic Manufacturing Services 0.7%
5,950,622	Hana Microelectronics Public Co. Ltd. (Thailand)	5,911,761

	Fertilizers & Agricultural Chemicals 2.2%
188,053	Bayer CropScience Ltd. (India)	9,695,114
1,388,123	UPL Ltd. (India)	9,171,447

		18,866,561

	Food Retail 2.3%
92,318	BGF Retail Co. Ltd.* (Korea)	13,365,008
526,868	Eurocash S.A. (Poland)	6,492,934

		19,857,942

	Footwear 0.7%
181,141	CCC S.A. (Poland)	6,376,743

	Gas Utilities 0.5%
7,366,937	Towngas China Co. Ltd. (China)	4,277,328

	General Merchandise Stores 0.8%
1,176,762	Taiwan FamilyMart Co. Ltd. (Taiwan)	7,165,111

	Health Care Equipment 2.9%
80,186	DIO Corp.* (Korea)	2,026,988
192,417	InBody Co. Ltd.* (Korea)	9,400,711
189,797	Osstem Implant Co. Ltd.* (Korea)	12,998,696

		24,426,395

	Health Care Facilities 0.6%
4,445,256	Phoenix Healthcare Group Co. Ltd. (China)	5,184,875

	Health Care Supplies 0.3%
376,477	Access Bio, Inc. KDR* (Korea)	2,293,458

	Highways & Railtracks 0.9%
12,263,020	Yuexiu Transport Infrastructure Ltd. (China)	7,689,654

	Home Furnishings 2.3%
60,909	Hanssem Co. Ltd.* (Korea)	11,934,735
6,833,414	Man Wah Holdings Ltd. (Hong Kong)	8,040,919

		19,975,654

	Home Improvement Retail 0.4%
18,333,486	Home Product Center Public Co. Ltd. (Thailand)	3,464,435

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Hotels, Resorts & Cruise Lines 1.9%
15,394,872	Bloomberry Resorts Corp. (Philippines)	$1,481,263
14,827,975	Minor International Public Co. Ltd. (Thailand)	14,937,171

		16,418,434

	Hypermarkets & Super Centers 2.0%
172,266	Al Meera Consumer Goods Co. (Qatar)	10,405,821
4,703,652	Robinsons Retail Holdings, Inc. (Philippines)	6,301,858

		16,707,679

	Industrial Machinery 0.6%
354,502	Cummins India Ltd. (India)	5,503,505

	Internet Retail 1.3%
1,166,074	Interpark Holdings Corp.* (Korea)	10,870,180

	Internet Software & Services 1.6%
580,636	Addcn Technology Co. Ltd. (Taiwan)	4,728,594
918,785	PChome Online, Inc. (Taiwan)	9,202,675

		13,931,269

	IT Consulting & Other Services 2.8%
746,787	EOH Holdings Ltd. (South Africa)	6,518,889
487,530	Mindtree Ltd. (India)	10,590,524
700,006	Persistent Systems Ltd. (India)	6,793,067

		23,902,480

	Leisure Products 1.0%
1,602,974	Merida Industry Co. Ltd. (Taiwan)	8,637,818

	Life & Health Insurance 0.9%
1,033,451	Max India Ltd. (India)	7,930,968

	Life Sciences Tools & Services 0.6%
759,196	Syngene International Ltd.* (India)	4,791,147

	Marine Ports & Services 1.6%
5,064,032	International Container Terminal Services, Inc. (Philippines)	7,542,934
6,188,674	Westports Holdings Berhad (Malaysia)	5,938,590

		13,481,524

	Movies & Entertainment 1.3%
757,819	IMAX China Holding, Inc.* (China)	5,377,758
85,482	Loen Entertainment, Inc.* (Korea)	6,094,642

		11,472,400

	Oil & Gas Equipment & Services 0.6%
3,405,272	Gulf Marine Services plc (United Arab Emirates)	5,112,964

	Oil & Gas Exploration & Production 0.5%
635,903	Parex Resources, Inc.* (Colombia)	4,671,396

	Other Diversified Financial Services 1.1%
629,826	PSG Group Ltd. (South Africa)	9,102,091

	Packaged Foods & Meats 4.4%
300,562	Britannia Industries Ltd. (India)	13,538,778
3,120,486	Namchow Chemical Industrial Co. Ltd. (Taiwan)	6,450,543
1,256,416	Ulker Biskuvi Sanayi A.S. (Turkey)	7,586,819
5,029,845	Vitasoy International Holdings Ltd. (Hong Kong)	10,318,696

		37,894,836

	Pharmaceuticals 6.5%
13,017,213	China Animal Healthcare Ltd.* *** (China)	16,795
624,100	Glenmark Pharmaceuticals Ltd. (India)	8,681,859
1,601,587	Lee’s Pharmaceutical Holdings Ltd. (China)	2,004,451
8,925,602	Marksans Pharma Ltd. (India)	14,098,825

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
1,673,180	Natco Pharma Ltd. (India)	$14,795,432
1,674,834	TTY Biopharm Co. Ltd. (Taiwan)	5,991,202
1,701,836	TWi Pharmaceuticals, Inc.* (Taiwan)	9,610,941

		55,199,505

	Property & Casualty Insurance 0.3%
1,975,993	Qualitas Controladora S.A.B. de C.V.* ** (Mexico)	2,523,192

	Real Estate Development 0.6%
3,312,578	Corporation Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	5,107,450

	Real Estate Operating Companies 1.1%
5,889,692	Parque Arauco S.A. (Chile)	9,309,532

	Regional Banks 0.8%
1,345,886	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	6,881,410

	Reinsurance 0.5%
12,895,177	Thaire Life Assurance Public Co. Ltd. (Thailand)	4,031,423

	Research & Consulting Services 1.1%
1,541,318	Sporton International, Inc. (Taiwan)	9,455,219

	Restaurants 1.8%
3,284,307	Alsea S.A.B. de C.V. (Mexico)	11,446,158
478,913	Famous Brands Ltd. (South Africa)	4,025,715

		15,471,873

	Semiconductor Equipment 2.5%
120,402	Hermes Microvision, Inc. (Taiwan)	4,380,320
147,920	ISC Co. Ltd. (Korea)	3,569,945
269,428	Koh Young Technology, Inc.* (Korea)	8,807,667
10,695,152	Xinyi Solar Holdings Ltd. (China)	4,360,609

		21,118,541

	Semiconductors 3.7%
912,616	ASPEED Technology, Inc. (Taiwan)	9,349,264
482,612	eMemory Technology, Inc. (Taiwan)	5,436,309
114,804	LEENO Industrial, Inc. (Korea)	4,567,135
1,166,216	Silergy Corp. (Taiwan)	12,071,527

		31,424,235

	Specialty Chemicals 3.1%
67,199,722	D&L Industries, Inc. (Philippines)	13,049,396
249,748	Frutarom Industries Ltd. (Israel)	13,409,892
16,345	SH Kelkar & Co. Ltd.* (India)	62,508

		26,521,796

	Systems Software 0.9%
237,264	Tata Elxsi Ltd. (India)	8,044,337

	Technology Hardware, Storage & Peripherals 2.4%
1,098,633	Ennoconn Corp. (Taiwan)	12,442,277
800,794	TSC Auto ID Technology Co. Ltd. (Taiwan)	7,801,446

		20,243,723

	Textiles 1.0%
618,041	Eclat Textile Co. Ltd. (Taiwan)	8,532,943

	Trading Companies & Distributors 0.7%
265,286	iMarketKorea, Inc.* (Korea)	5,692,248

	Wireless Telecommunication Services 0.6%
11,418,901	PT Tower Bersama Infrastructure Tbk* (Indonesia)	4,830,395

	Total Common Stocks (cost $747,939,107)	853,620,525

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Consumer Finance 0.0%
587,195	Srisawad Power 1979 Public Co. Ltd., expiring 6/11/20* (Thailand)	$203,972

	Hotels, Resorts & Cruise Lines 0.0%
967,830	Minor International Public Co. Ltd., expiring 11/3/17* (Thailand)	142,546
	Total Warrants (cost $0)	346,518

	Total Investments (cost $747,939,107) 99.9% §	853,967,043
	Other Assets less Liabilities 0.1%	677,226

	NET ASSETS 100.0%	$854,644,269

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 23.81%.

KDR Korean Depositary Receipt.

	See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	1.1
Chile	1.1
China	6.3
Colombia	0.5
Hong Kong	2.2
India	21.6
Indonesia	0.6
Israel	1.6
Korea	14.9
Malaysia	0.7
Mexico	9.1
Philippines	5.4
Poland	2.3
Qatar	1.2
South Africa	4.3
Taiwan	20.2
Thailand	5.2
Turkey	1.1
United Arab Emirates	0.6

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 94.4%

	Advertising 0.0%
103,600	Wpp Scangroup Ltd. (Kenya)	$30,381

	Agricultural & Farm Machinery 0.5%
840,400	Millat Tractors Ltd. (Pakistan)	4,445,330

	Air Freight & Logistics 0.3%
3,178,784	Aramex PJSC (United Arab Emirates)	2,734,736

	Apparel Retail 0.0%
35,200	Mr Price Group Ltd. (South Africa)	455,214

	Automobile Manufacturers 0.4%
386,600	Indus Motor Co. Ltd. (Pakistan)	3,724,442

	Brewers 14.8%
1,241,873	Carlsberg Brewery Malaysia Berhad (Malaysia)	3,384,165
6,833,554	Delta Corp. Ltd. (Zimbabwe)	4,817,656
10,589,664	East African Breweries Ltd. (Kenya)	28,259,807
4,825,690	Florida Ice & Farm Co. S.A. (Costa Rica)	5,977,102
246,581	Guinness Anchor Berhad (Malaysia)	760,389
1,074,765	Guinness Ghana Breweries Ltd.* (Ghana)	560,624
10,103,081	Guinness Nigeria plc (Nigeria)	6,090,780
2,120,243	Lion Brewery Ceylon plc (Sri Lanka)	9,040,246
624,413	Murree Brewery Co. Ltd. (Pakistan)	5,690,603
4,600	Namibia Breweries Ltd. (Namibia)	5,955
37,107,765	Nigerian Breweries plc (Nigeria)	25,353,710
133,300	Phoenix Beverages Ltd. (Mauritius)	1,424,098
914	Societe de Limonaderies et Brasseries (Ivory Coast)	287,808
76,340	Societe Des Brasseries du Maroc (Morocco)	15,404,406
4,522,446	Tanzania Breweries Ltd. (Tanzania, United Republic of)	30,997,599
5,852	Union de Cervecerias Peruanas Backus y Johnston S.A.A. (Peru)	21,937

		138,076,885

	Commodity Chemicals 1.9%
129,050	Berger Paints Bangladesh Ltd. (Bangladesh)	3,132,721
6,224,848	Chevron Lubricants Lanka plc‡‡ (Sri Lanka)	14,887,851
25,000	Paints & Chemical Industries Co. S.A.E. (Egypt)	112,483

		18,133,055

	Construction Materials 7.1%
3,411,560	Bamburi Cement Co. Ltd. (Kenya)	5,836,002
89,960	HA TIEN 1 Cement JSC* (Vietnam)	107,224
573,981	Heidelberger Cement Bangladesh Ltd. (Bangladesh)	4,110,574
5,354,992	Kohat Cement Co. Ltd. (Pakistan)	12,270,951
18,685,462	Lafarge Africa plc (Nigeria)	9,116,966
3,450,000	Lafarge Cement Zambia plc (Zambia)	7,335,955
2,082,155	Lucky Cement Ltd. (Pakistan)	9,800,949
959,857	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	1,539,234
6,114,400	PT Semen Indonesia Persero Tbk (Indonesia)	5,010,083
565,333	Siam City Cement Public Co. Ltd. (Thailand)	5,011,567
1,710,600	Tanzania Portland Cement Co. Ltd.* (Tanzania, United Republic of)	2,375,833
11,467,631	Tokyo Cement Co. Lanka plc‡‡ (Sri Lanka)	3,895,417

		66,410,755

	Consumer Finance 0.8%
14,344,188	Letshego Holdings Ltd. (Botswana)	3,706,395
23,267,100	People’s Leasing & Finance plc (Sri Lanka)	3,548,535

		7,254,930

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value

	Department Stores 0.0%
1,231,123	Parkson Retail Asia Ltd. (Malaysia)	$232,451

	Distillers & Vintners 2.1%
1,104,832	Distell Group Ltd. (South Africa)	11,786,828
4,078,423	Distilleries Co. of Sri Lanka plc (Sri Lanka)	6,955,231
955,465	Thai Beverage Public Co. Ltd. (Thailand)	465,340

		19,207,399

	Diversified Banks 7.4%
10,438,310	Bank for Foreign Trade of Vietnam JSC (Vietnam)	20,379,889
80,144	BLOM Bank SAL (Lebanon)	755,357
659,681	BLOM Bank SAL GDR (Lebanon)	6,372,519
16,087,568	Commercial Bank of Ceylon plc (Sri Lanka)	15,669,347
976,300	Hatton National Bank plc (Sri Lanka)	1,434,840
9,370,595	Kenya Commercial Bank Ltd. (Kenya)	4,007,464
2,196,427	MCB Bank Ltd. (Pakistan)	4,570,690
285,948	Military Commercial Joint Stock Bank (Vietnam)	185,672
202,000	National Microfinance Bank plc (Tanzania, United Republic of)	233,796
18,056,800	PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	14,819,223
118,526,227	Stanbic Bank Uganda Ltd. (Uganda)	1,124,804

		69,553,601

	Food Retail 1.1%
1,410,000	Cargills Ceylon plc (Sri Lanka)	1,847,418
24,353,700	OK Zimbabwe (Zimbabwe)	1,217,685
3,191,353	Philippine Seven Corp. (Philippines)	6,782,176
49,300	Shoprite Holdings Ltd. (South Africa)	456,683

		10,303,962

	Footwear 0.1%
71,514	Bata Shoe Co. Bangladesh Ltd. (Bangladesh)	1,212,025

	Health Care Facilities 0.9%
653,429	NMC Health plc (United Arab Emirates)	8,094,490

	Hotels, Resorts & Cruise Lines 0.7%
5,403,866	Central Plaza Hotel Public Co. Ltd. (Thailand)	6,607,478

	Household Products 1.1%
23,907	Colgate Palmolive Pakistan Ltd. (Pakistan)	330,980
975,070	Unilever Ghana Ltd.* (Ghana)	2,172,502
35,770,859	Unilever Nigeria plc (Nigeria)	7,394,980

		9,898,462

	Hypermarkets & Super Centers 2.2%
247,293	PriceSmart, Inc. (Costa Rica)	20,522,846

	Industrial Conglomerates 0.4%
3,940,185	Hemas Holdings plc (Sri Lanka)	2,537,561
3,684,458	Innscor Africa Ltd. (Zimbabwe)	1,105,338

		3,642,899

	Industrial Gases 0.1%
99,525	Linde Bangladesh Ltd. (Bangladesh)	1,439,450

	Integrated Telecommunication Services 1.6%
356,784	Sonatel (Senegal)	14,782,894

	Life & Health Insurance 0.2%
3,242,849	Enterprise Group Ltd. (Ghana)	2,040,062

	Marine Ports & Services 1.6%
450,953	DP World Ltd. (United Arab Emirates)	9,154,346
3,791,066	International Container Terminal Services, Inc. (Philippines)	5,646,836

		14,801,182

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value

	Multi-Line Insurance 0.9%
2,821,700	Bao Viet Holdings (Vietnam)	$6,651,105
1,135,849	Botswana Insurance Holdings Ltd. (Botswana)	1,541,845
1,824	Wafa Assurance (Morocco)	601,777

		8,794,727

	Oil & Gas Refining & Marketing 0.1%
116,955	Attock Petroleum Ltd. (Pakistan)	563,921

	Packaged Foods & Meats 18.7%
8,488,345	Agthia Group PJSC (United Arab Emirates)	17,724,975
26,099,415	Cadbury Nigeria plc (Nigeria)	2,248,706
15,581	Centrale Danone* (Morocco)	1,829,832
215,548	Delice Holding (Tunisia)	1,431,821
97,300	Dutch Lady Milk Industries Berhad (Malaysia)	1,082,345
134,189	Edita Food Industries-REG S GDR* (Egypt)	2,482,496
1,539,172	FAN Milk Ltd. (Ghana)	2,965,377
2,382,300	Grupo Herdez S.A.B. de C.V. (Mexico)	6,074,341
18,086,094	Juhayna Food Industries (Egypt)	18,478,650
456,633	National Foods Holdings (Zimbabwe)	1,232,909
436,962	Nestlé Lanka plc (Sri Lanka)	6,355,260
69,400	Nestlé Malaysia Berhad (Malaysia)	1,186,435
6,868,628	Nestlé Nigeria plc (Nigeria)	29,883,104
30,846	Nestlé Pakistan Ltd. (Pakistan)	2,297,215
4,350,940	Olympic Industries Ltd. (Bangladesh)	14,393,170
6,992,673	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	6,764,763
25,730	Rafhan Maize Products Co. Ltd. (Pakistan)	2,186,442
1,155,738	Universal Robina Corp. (Philippines)	4,560,582
8,953,150	Vietnam Dairy Products JSC (Vietnam)	50,967,454

		174,145,877

	Personal Products 0.8%
419,309	Marico Bangladesh Ltd. (Bangladesh)	7,720,949

	Pharmaceuticals 11.2%
2,574,870	Abbott Laboratories Pakistan Ltd. (Pakistan)	15,611,233
946,563	DHG Pharmaceutical JSC (Vietnam)	2,799,486
1,140,542	Egyptian International Pharmaceutical Industrial Co. (Egypt)	10,487,675
48,471	GlaxoSmithKline Bangladesh Ltd. (Bangladesh)	1,111,791
3,195,606	GlaxoSmithKline Consumer Nigeria plc (Nigeria)	549,057
1,854,050	GlaxoSmithKline Pakistan Ltd. (Pakistan)	3,894,505
179,472	Hikma Pharmaceuticals plc (United Kingdom)	6,086,487
17,937	Krka dd (Slovenia)	1,271,414
4,969,284	PT Kalbe Farma Tbk (Indonesia)	472,799
761,707	Richter Gedeon Nyrt (Hungary)	14,349,141
1,801,217	Searle Company Ltd. (The) (Pakistan)	6,793,151
12,554,179	Square Pharmaceuticals Ltd. (Bangladesh)	40,538,120
132,400	Traphaco JSC (Vietnam)	521,121

		104,485,980

	Restaurants 3.3%
2,169,322	Jollibee Foods Corp. (Philippines)	10,070,416
3,088,802	Kuwait Foods Americana (Kuwait)	20,357,897

		30,428,313

	Soft Drinks 2.5%
930,900	Coca-Cola Icecek A.S. (Turkey)	11,862,016
36,790,610	Pepsi-Cola Products Philippines, Inc. (Philippines)	2,870,915
755,830	Societe Frigorifique et Brasserie de Tunis (Tunisia)	8,467,172

		23,200,103

	Specialty Chemicals 0.8%
3,531,892	Akzo Nobel Pakistan Ltd.‡‡ (Pakistan)	7,306,921

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Steel 0.7%
4,877,505	Hoa Phat Group JSC (Vietnam)	$6,334,140

	Technology Distributors 1.9%
8,174,792	FPT Corp. (Vietnam)	17,560,260

	Tobacco 5.7%
516,000	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	19,483,397
1,241,941	British American Tobacco Kenya Ltd. (Kenya)	9,481,485
1,150,959	Ceylon Tobacco Co. plc (Sri Lanka)	7,939,024
591,487	Eastern Co. (Egypt)	13,219,612
288,345	Pakistan Tobacco Co. Ltd. (Pakistan)	3,067,467

		53,190,985

	Wireless Telecommunication Services 2.5%
53,229,209	Dialog Axiata plc (Sri Lanka)	3,948,371
2,085,623	GrameenPhone Ltd. (Bangladesh)	6,723,958
81,157,938	Safaricom Ltd. (Kenya)	12,931,324

		23,603,653

	Total Common Stocks (cost $894,718,303)	880,940,758

	RIGHTS 0.0%

	Pharmaceuticals 0.0%
151,363	Searle Company Ltd. (The)* *** (Pakistan)	281,813

	Total Rights (cost $0)	281,813

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.7%

	Repurchase Agreement 5.7%
$52,812,054	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $53,670,000 of United States Treasury Notes 2.000% due 11/15/21; value: $53,871,263; repurchase proceeds: $52,812,054 (cost $52,812,054)	$52,812,054

	Total Short-Term Investments (cost $52,812,054)	52,812,054

	Total Investments (cost $947,530,357) 100.1%§	934,034,625
	Liabilities less Other Assets (0.1%)	(1,149,955)

	NET ASSETS 100.0%	$932,884,670

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 7.09%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bangladesh	11.3
Botswana	0.6
Costa Rica	3.0
Egypt	5.1
Ghana	0.9
Hungary	1.6
Indonesia	3.2
Ivory Coast	<0.1
Kenya	6.9
Kuwait	2.3
Lebanon	0.8
Malaysia	0.8
Mauritius	0.2
Mexico	0.7
Morocco	2.0
Namibia	<0.1
Nigeria	9.2
Pakistan	9.4
Peru	<0.1
Philippines	3.4
Senegal	1.7
Slovenia	0.1
South Africa	1.4
Sri Lanka	8.9
Tanzania, United Republic of	3.8
Thailand	1.4
Tunisia	1.1
Turkey	1.3
Uganda	0.1
United Arab Emirates	4.3
United Kingdom	0.7
Vietnam	12.0
Zambia	0.8
Zimbabwe	1.0

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) — Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 104.0%

	Air Freight & Logistics 0.8%
62,245	Echo Global Logistics, Inc.*	$1,269,175

	Airlines 3.7%
22,923	Allegiant Travel Co.	3,847,167
49,710	Spirit Airlines, Inc.*	1,980,944

		5,828,111

	Airport Services 1.7%
560,425	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	2,732,899

	Application Software 4.7%
52,118	Aveva Group plc (United Kingdom)	1,242,852
37,445	Globant S.A.* (Argentina)	1,404,562
16,139	Ultimate Software Group, Inc.*	3,155,336
61,740	Zendesk, Inc.*	1,632,406

		7,435,156

	Auto Parts & Equipment 1.6%
80,036	Cub Elecparts, Inc. (Taiwan)	957,596
28,420	Linamar Corp. (Canada)	1,535,611

		2,493,207

	Biotechnology 6.8%
184,331	Abcam plc (United Kingdom)	1,806,647
8,504	Medytox, Inc. (Korea)	3,674,726
240,087	Sangamo BioSciences, Inc.*	2,191,994
68,094	Seattle Genetics, Inc.*	3,056,059

		10,729,426

	Building Products 2.3%
330,900	Somany Ceramics Ltd. (India)	1,984,212
43,651	Trex Co., Inc.*	1,660,484

		3,644,696

	Construction & Engineering 1.0%
132,203	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	1,558,487

	Consumer Finance 7.2%
213,302	Arrow Global Group plc (United Kingdom)	829,165
8,048	Bajaj Finance Ltd. (India)	731,368
886,812	Credito Real S.A.B. de C.V.* (Mexico)	2,251,902
36,114	PRA Group, Inc.*	1,252,795
1,934,450	Srisawad Power 1979 Public Co. Ltd. (Thailand)	2,566,902
1,186,097	Unifin Financiera SAPI de C.V. SOFOM* (Mexico)	3,678,205

		11,310,337

	Department Stores 0.9%
151,357	Poya Co. Ltd. (Taiwan)	1,400,814

	Diversified Chemicals 0.5%
85,610	Pidilite Industries Ltd. (India)	715,614

	Diversified Real Estate Activities 3.4%
184,954	Patrizia Immobilien AG* (Germany)	5,410,502

	Diversified Support Services 1.1%
47,176	Copart, Inc.*	1,793,160

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Drug Retail 2.5%
29,090	Ain Holdings, Inc. (Japan)	$1,386,793
16,470	Cosmos Pharmaceutical Corp. (Japan)	2,596,094

		3,982,887

	Electrical Components & Equipment 2.0%
206,386	Voltronic Power Technology Corp. (Taiwan)	3,075,652

	Electronic Equipment & Instruments 1.0%
62,505	Ai Holdings Corp. (Japan)	1,585,324

	Electronic Manufacturing Services 2.3%
40,042	IPG Photonics Corp.*	3,570,145

	Fertilizers & Agricultural Chemicals 0.6%
133,451	UPL Ltd. (India)	881,722

	General Merchandise Stores 1.1%
34,592	Seria Co. Ltd. (Japan)	1,675,460

	Health Care Facilities 2.0%
33,939	Apollo Hospitals Enterprise Ltd. (India)	751,256
77,162	Ensign Group, Inc. (The)	1,746,176
298,915	Life Healthcare Group Holdings Ltd. (South Africa)	677,839

		3,175,271

	Health Care Services 0.9%
53,669	ExamWorks Group, Inc.*	1,427,595

	Health Care Supplies 1.2%
5,083	Sartorius Stedim Biotech (France)	1,952,883

	Health Care Technology 1.4%
109,180	M3, Inc. (Japan)	2,263,475

	Homefurnishing Retail 0.8%
27,797	Mattress Firm Holding Corp.*	1,240,580

	Household Products 1.1%
69,255	Pigeon Corp. (Japan)	1,679,923

	Industrial Machinery 0.5%
282,082	Rotork plc (United Kingdom)	759,569

	Internet Retail 3.7%
85,025	MakeMyTrip Ltd.* (India)	1,459,029
47,080	Vipshop Holdings Ltd. ADR* (China)	718,912
34,078	Wayfair, Inc., Class A*	1,622,794
52,917	Yoox Net-A-Porter Group S.p.A.* (Italy)	1,971,929

		5,772,664

	Internet Software & Services 14.4%
17,301	Cimpress N.V.*	1,403,803
108,034	Cornerstone OnDemand, Inc.*	3,730,414
130,170	Dip Corp. (Japan)	2,665,751
69,435	Envestnet, Inc.*	2,072,635
101,598	Gurunavi, Inc. (Japan)	2,110,269
20,415	MercadoLibre, Inc. (Brazil)	2,334,251
54,939	Rightmove plc (United Kingdom)	3,340,089
170,415	SMS Co. Ltd. (Japan)	3,577,299
20,745	SPS Commerce, Inc.*	1,456,506

		22,691,017

	IT Consulting & Other Services 1.2%
82,652	HCL Technologies Ltd. (India)	1,071,938
104,881	Tech Mahindra Ltd. (India)	828,743

		1,900,681

	Leisure Products 1.0%
297,972	Merida Industry Co. Ltd. (Taiwan)	1,605,658

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Life & Health Insurance 0.5%
110,422	Max India Ltd. (India)	$847,407

	Life Sciences Tools & Services 1.6%
73,631	Fluidigm Corp.*	795,951
5,995	Syngene International Ltd.* (India)	37,834
9,841	Tecan Group AG (Switzerland)	1,597,381

		2,431,166

	Marine Ports & Services 0.4%
402,104	International Container Terminal Services, Inc. (Philippines)	598,938

	Packaged Foods & Meats 2.8%
44,700	Calbee, Inc. (Japan)	1,887,402
5,958	GlaxoSmithKline Consumer Healthcare Ltd. (India)	576,291
254,825	Manpasand Beverages Ltd. (India)	1,907,444

		4,371,137

	Personal Products 0.6%
26,255	Nu Skin Enterprises, Inc., Class A	994,802

	Pharmaceuticals 7.7%
55,693	Caplin Point Laboratories Ltd. (India)	1,182,786
24,085	Intra-Cellular Therapies, Inc.*	1,295,532
36,801	Ipsen S.A. (France)	2,440,501
51,443	Lupin Ltd. (India)	1,424,716
1,396,732	Marksans Pharma Ltd. (India)	2,206,269
114,670	Natco Pharma Ltd. (India)	1,013,993
464,963	TWi Pharmaceuticals, Inc.* (Taiwan)	2,625,830

		12,189,627

	Publishing 2.3%
300,232	Next Co. Ltd. (Japan)	3,679,028

	Regional Banks 2.8%
19,467	Signature Bank*	2,985,654
28,888	Texas Capital Bancshares, Inc.*	1,427,645

		4,413,299

	Restaurants 0.6%
32,415	Zoe’s Kitchen, Inc.*	906,972

	Semiconductors 2.4%
26,309	Cavium, Inc.*	1,728,764
9,523	U-Blox AG* (Switzerland)	2,031,023

		3,759,787

	Specialty Chemicals 2.1%
57,443	Frutarom Industries Ltd. (Israel)	3,084,327
42,087	SH Kelkar & Co. Ltd.* (India)	160,952

		3,245,279

	Trading Companies & Distributors 3.2%
167,400	MISUMI Group, Inc. (Japan)	2,312,115
99,900	MonotaRO Co. Ltd. (Japan)	2,763,855

		5,075,970

	Trucking 3.0%
127,966	Knight Transportation, Inc.	3,100,616
28,499	Old Dominion Freight Line, Inc.*	1,683,436

		4,784,052

	Wireless Telecommunication Services 0.6%
2,127,392	PT Tower Bersama Infrastructure Tbk* (Indonesia)	899,924

	Total Common Stocks (cost $131,669,172)	163,759,478

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Consumer Finance 0.0%
96,800	Srisawad Power 1979 Public Co. Ltd., expiring 6/11/20* (Thailand)	$33,625

	Total Warrants (cost $0)	33,625

	Total Investments (cost $131,669,172) 104.0%§	163,793,103
	Liabilities less Other Assets (4.0%)	(6,304,638)

	NET ASSETS 100.0%	$157,488,465

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 29.44%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.9
Brazil	1.4
Canada	0.9
China	0.4
France	2.7
Germany	3.3
India	10.9
Indonesia	0.6
Israel	1.9
Italy	1.2
Japan	18.4
Korea	2.2
Mexico	6.2
Philippines	0.4
South Africa	0.4
Switzerland	2.2
Taiwan	5.9
Thailand	1.6
United Kingdom	4.9
United States	33.6

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 95.4%

	Apparel, Accessories & Luxury Goods 1.5%
767,100	Moncler S.p.A. (Italy)	$10,678,821
258,920	Ted Baker plc (United Kingdom)	11,402,486

		22,081,307

	Application Software 2.7%
697,722	Aveva Group plc (United Kingdom)	16,638,504
891,526	Computer Modelling Group Ltd. (Canada)	5,788,586
3,703,489	Diligent Corp.* (New Zealand)	15,494,033

		37,921,123

	Asset Management & Custody Banks 0.6%
10,456,437	ARA Asset Management Ltd. (Singapore)	8,672,182

	Auto Parts & Equipment 1.2%
326,269	Linamar Corp. (Canada)	17,629,213

	Biotechnology 4.4%
3,263,052	Abcam plc (United Kingdom)	31,981,512
71,085	Medytox, Inc. (Korea)	30,717,063

		62,698,575

	Consumer Finance 1.0%
1,768,409	Arrow Global Group plc (United Kingdom)	6,874,301
291,067	Shriram City Union Finance Ltd. (India)	6,995,507

		13,869,808

	Data Processing & Outsourced Services 0.5%
145,563	GMO Payment Gateway, Inc. (Japan)	6,911,699

	Diversified Banks 0.3%
95,659	Secure Trust Bank plc (United Kingdom)	4,635,654

	Diversified Real Estate Activities 3.6%
1,769,716	Patrizia Immobilien AG* (Germany)	51,769,907

	Diversified Support Services 1.0%
194,381	KEPCO Plant Service & Engineering Co. Ltd.* (Korea)	14,703,691

	Drug Retail 4.2%
296,453	Ain Holdings, Inc. (Japan)	14,132,661
176,937	Cosmos Pharmaceutical Corp. (Japan)	27,889,802
328,473	Sugi Holdings Co. Ltd. (Japan)	18,120,489

		60,142,952

	Electrical Components & Equipment 2.2%
1,458,482	Amara Raja Batteries Ltd. (India)	19,058,784
867,309	Voltronic Power Technology Corp. (Taiwan)	12,925,009

		31,983,793

	Electronic Equipment & Instruments 4.6%
1,310,013	Ai Holdings Corp. (Japan)	33,226,057
1,707,279	Halma plc (United Kingdom)	21,765,766
406,625	Renishaw plc (United Kingdom)	11,266,921

		66,258,744

	Forest Products 0.7%
271,504	Stella-Jones, Inc. (Canada)	10,308,141

	General Merchandise Stores 3.5%
2,564,292	B&M European Value Retail S.A. (United Kingdom)	10,759,902
102,769	Ryohin Keikaku Co. Ltd. (Japan)	20,809,287
381,295	Seria Co. Ltd. (Japan)	18,467,984

		50,037,173

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Health Care Supplies 2.1%
78,649	Sartorius Stedim Biotech (France)	$30,216,861

	Health Care Technology 2.9%
1,580,907	EMIS Group plc (United Kingdom)	26,515,629
704,560	M3, Inc. (Japan)	14,606,650

		41,122,279

	Household Products 1.1%
618,384	Pigeon Corp. (Japan)	15,000,177

	Human Resource & Employment Services 0.3%
162,865	Benefit One, Inc. (Japan)	3,807,102

	Hypermarkets & Super Centers 0.7%
1,789,702	Distribuidora Internacional de Alimentacion S.A.* (Spain)	10,592,255

	Industrial Machinery 1.1%
6,026,591	Rotork plc (United Kingdom)	16,227,948

	Internet Retail 1.7%
633,915	Yoox Net-A-Porter Group S.p.A.* (Italy)	23,622,572

	Internet Software & Services 11.8%
2,829,584	Auto Trader Group plc* (United Kingdom)	18,516,501
644,511	carsales.com Ltd. (Australia)	5,490,465
170,539	Criteo S.A. ADR* (France)	6,753,344
1,064,944	Dip Corp. (Japan)	21,808,981
922,507	Gurunavi, Inc. (Japan)	19,161,180
1,014,357	Infomart Corp. (Japan)	9,997,756
730,276	Kakaku.com, Inc. (Japan)	14,362,444
581,010	Rightmove plc (United Kingdom)	35,323,271
1,318,855	SMS Co. Ltd. (Japan)	27,684,998
52,237	XING AG (Germany)	9,643,166

		168,742,106

	Investment Banking & Brokerage 0.8%
255,437	Avanza Bank Holding AB (Sweden)	11,079,594

	Life & Health Insurance 1.7%
1,470,248	Discovery Ltd. (South Africa)	12,639,270
1,555,458	Max India Ltd. (India)	11,936,983

		24,576,253

	Life Sciences Tools & Services 2.5%
634,676	Divi’s Laboratories Ltd. (India)	11,043,182
153,523	Tecan Group AG (Switzerland)	24,919,700

		35,962,882

	Movies & Entertainment 2.0%
711,588	CTS Eventim AG & Co KGaA (Germany)	28,224,445

	Office Services & Supplies 0.4%
1,309,963	Regus plc (United Kingdom)	6,433,057

	Oil & Gas Equipment & Services 1.2%
304,639	Pason Systems, Inc. (Canada)	4,270,959
223,197	ShawCor Ltd. (Canada)	4,529,945
502,358	TGS-NOPEC Geophysical Co. ASA (Norway)	7,998,355

		16,799,259

	Packaged Foods & Meats 3.7%
451,877	Calbee, Inc. (Japan)	19,079,950
16,513,449	Vitasoy International Holdings Ltd. (Hong Kong)	33,877,238

		52,957,188

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Pharmaceuticals 4.8%
1,027,700	Glenmark Pharmaceuticals Ltd. (India)	$14,296,341
347,594	Ipsen S.A. (France)	23,051,102
5,777,068	Lee’s Pharmaceutical Holdings Ltd. (China)	7,230,233
174,894	Sawai Pharmaceutical Co. Ltd. (Japan)	11,972,106
2,038,839	TWi Pharmaceuticals, Inc.* (Taiwan)	11,514,130

		68,063,912

	Property & Casualty Insurance 0.5%
5,374,656	Qualitas Controladora S.A.B. de C.V.* ** (Mexico)	6,863,023

	Publishing 1.9%
2,196,205	Next Co. Ltd. (Japan)	26,912,190

	Real Estate Services 0.7%
726,114	Savills plc (United Kingdom)	9,481,824

	Regional Banks 0.7%
1,818,412	Shawbrook Group plc* (United Kingdom)	9,382,914

	Research & Consulting Services 1.5%
446,382	Nihon M&A Center, Inc. (Japan)	21,488,934

	Restaurants 6.3%
244,000	Create Restaurants Holdings, Inc. (Japan)	6,754,551
1,405,166	Domino’s Pizza Enterprises Ltd. (Australia)	59,185,533
907,814	Domino’s Pizza Group plc (United Kingdom)	14,075,569
1,543,355	Patisserie Holdings plc* (United Kingdom)	9,326,164

		89,341,817

	Semiconductor Equipment 1.3%
246,490	Hermes Microvision, Inc. (Taiwan)	8,967,502
414,854	ISC Co. Ltd. (Korea)	10,012,208

		18,979,710

	Semiconductors 1.2%
79,855	U-Blox AG* (Switzerland)	17,031,116

	Specialized Finance 0.6%
253,198	Banca IFIS S.p.A. (Italy)	7,890,936

	Specialty Chemicals 4.9%
428,291	Chr. Hansen Holding A/S (Denmark)	26,799,511
395,142	Frutarom Industries Ltd. (Israel)	21,216,632
1,329,582	Hexpol AB (Sweden)	14,238,045
79,970	SK Kaken Co. Ltd. (Japan)	7,558,047

		69,812,235

	Textiles 0.9%
956,274	Eclat Textile Co. Ltd. (Taiwan)	13,202,736

	Thrifts & Mortgage Finance 0.9%
2,336,940	OneSavings Bank plc (United Kingdom)	12,182,487

	Trading Companies & Distributors 3.2%
1,713,915	MISUMI Group, Inc. (Japan)	23,672,453
794,612	MonotaRO Co. Ltd. (Japan)	21,983,904

		45,656,357

	Total Common Stocks (cost $1,029,007,761)	1,361,278,131

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.8%

	Repurchase Agreement 4.8%
$68,330,483	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $69,440,000 of United States Treasury Notes 2.000% due 11/15/21; value: $69,700,400; repurchase proceeds: $68,330,483 (cost $68,330,483)	$68,330,483

	Total Short-Term Investments (cost $68,330,483)	68,330,483

	Total Investments (cost $1,097,338,244) 100.2%§	1,429,608,614
	Liabilities less Other Assets (0.2%)	(2,355,999)

	NET ASSETS 100.0%	$1,427,252,615

	*Non-income producing.

	**Common units.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 48.68%.

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At December 31, 2015, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.7
Canada	3.1
China	0.5
Denmark	2.0
France	4.4
Germany	6.6
Hong Kong	2.5
India	4.7
Israel	1.6
Italy	3.1
Japan	29.8
Korea	4.1
Mexico	0.5
New Zealand	1.1
Norway	0.6
Singapore	0.6
South Africa	0.9
Spain	0.8
Sweden	1.9
Switzerland	3.1
Taiwan	3.4
United Kingdom	20.0

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 100.1%

	Aerospace & Defense 0.4%
125,000	Avon Rubber plc (United Kingdom)	$1,823,890

	Air Freight & Logistics 2.1%
994,120	Allcargo Global Logistics Ltd. (India)	3,024,905
932,296	Freightways Ltd. (New Zealand)	3,957,741
12,834	ID Logistics Group* (France)	1,792,894
104,300	Yusen Logistics Co. Ltd. (Japan)	1,392,250

		10,167,790

	Airport Services 0.1%
110,720	Swissport Tanzania Ltd.* (Tanzania, United Republic of)	376,756

	Apparel Retail 0.5%
804,622	Apranga PVA (Lithuania)	2,258,697

	Apparel, Accessories & Luxury Goods 1.2%
117,976	Delta-Galil Industries Ltd. (Israel)	3,258,210
388,488	Makalot Industrial Co. Ltd. (Taiwan)	2,755,737

		6,013,947

	Application Software 2.1%
204,775	Linx S.A. (Brazil)	2,292,962
545,657	Logo Yazilim Sanayi Ve Ticaret AS (Turkey)	8,012,667

		10,305,629

	Asset Management & Custody Banks 0.3%
923,100	Peregrine Holdings Ltd. (South Africa)	1,748,878

	Auto Parts & Equipment 0.4%
450,000	Hu Lane Associate, Inc. (Taiwan)	1,808,384

	Automotive Retail 0.2%
59,200	Mekonomen AB (Sweden)	1,210,120

	Brewers 3.9%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	987,762
17,933,940	International Breweries plc (Nigeria)	1,440,662
64,408	Kopparbergs Bryggeri AB (Sweden)	1,859,355
197,574	Olvi Oyj, Class A (Finland)	4,766,249
160,100	Royal UNIBREW A/S (Denmark)	6,509,087
290,700	Sechaba Breweries Ltd. (Botswana)	764,090
1,227,502	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	2,884,871

		19,212,076

	Building Products 0.1%
1,111,666	PT Surya Toto Indonesia Tbk (Indonesia)	560,470

	Cable & Satellite 0.2%
7,434,505	Hum Network, Ltd. (Pakistan)	950,475

	Commodity Chemicals 3.9%
967,254	Berger Paints India Ltd. (India)	3,903,740
400,083	Gulf Oil Lubricants India Ltd. (India)	3,142,003
141,954	SAMHWA Paints Industrial Co. Ltd.* (Korea)	1,528,673
134,965	Sniezka S.A. (Poland)	1,887,858
350,857	Supreme Industries Ltd. (India)	3,623,589
155,700	Tikkurila Oyj (Finland)	2,726,929
1,273,500	Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	2,733,332

		19,546,124

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Construction Materials 0.3%
144,928	Misr Cement Co. (Egypt)	$1,582,537

	Consumer Finance 0.5%
54,600	KRUK S.A. (Poland)	2,420,187

	Data Processing & Outsourced Services 0.1%
663,646	My EG Services Berhad (Malaysia)	667,742

	Department Stores 0.4%
195,251	Poya Co. Ltd. (Taiwan)	1,807,054

	Distillers & Vintners 1.5%
2,015,680	Capevin Holdings Ltd. (South Africa)	1,257,743
35,911	Jinro Distillers Co. Ltd.* (Korea)	1,044,427
39,621	Laurent-Perrier (France)	3,575,140
52,546	Muhak Co. Ltd.* (Korea)	1,701,659

		7,578,969

	Diversified Banks 1.3%
4,050,000	BRAC Bank Ltd. (Bangladesh)	2,513,348
6,220,800	CRDB Bank plc (Tanzania, United Republic of)	1,166,400
1,714,801	Hatton National Bank plc (Sri Lanka)	2,520,193

		6,199,941

	Diversified Support Services 1.0%
193,263	Credit Corp. Group Ltd. (Australia)	1,465,946
181,400	Prestige International, Inc. (Japan)	1,836,165
422,800	Vicom Ltd. (Singapore)	1,802,514

		5,104,625

	Drug Retail 1.5%
1,622,058	Green Cross Health Ltd. (New Zealand)	2,816,450
94,400	Kusuri No Aoki Co. Ltd. (Japan)	4,607,165

		7,423,615

	Electrical Components & Equipment 2.4%
309,840	Amara Raja Batteries Ltd. (India)	4,048,849
535,720	Voltronic Power Technology Corp. (Taiwan)	7,983,528

		12,032,377

	Electronic Equipment & Instruments 1.0%
42,100	Isra Vision AG (Germany)	2,938,563
450,000	Smart Marketing Systems plc (United Kingdom)	2,188,668

		5,127,231

	Fertilizers & Agricultural Chemicals 0.1%
256,787	Rallis India Ltd. (India)	690,135

	Food Distributors 0.5%
8,606,200	Premier Marketing Public Co. Ltd. (Thailand)	2,511,188

	Food Retail 6.6%
13,574,020	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	4,868,753
220,344	Axial Retailing, Inc. (Japan)	7,396,225
5,543,800	BreadTalk Group Ltd. (Singapore)	4,421,736
3,345,000	Choppies Enterprises Ltd. (Botswana)	1,320,315
4,415,100	Convenience Retail Asia Ltd. (Hong Kong)	1,805,813
25,300	Daikokutenbussan Co. Ltd. (Japan)	953,214
2,432,810	Philippine Seven Corp. (Philippines)	5,170,141
90,070	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	4,142,000
4,610,900	Sheng Siong Group Ltd. (Singapore)	2,733,832

		32,812,029

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	General Merchandise Stores 1.0%
98,972	Seria Co. Ltd. (Japan)	$4,793,699

	Health Care Distributors 0.1%
1,478,600	PT Enseval Putera Megatrading Tbk (Indonesia)	289,606

	Health Care Equipment 0.4%
55,000	Vieworks Co. Ltd.* (Korea)	2,068,211

	Health Care Facilities 6.3%
35,536,611	Asiri Hospital Holdings plc (Sri Lanka)	5,912,504
538,000	Capio AB* (Sweden)	3,653,120
211,422	Instituto de Diagnostico S.A. (Chile)	834,833
366,900	MD Medical Group Investments plc GDR (Russia)	1,926,225
430,957	NMC Health plc (United Arab Emirates)	5,338,571
515,356	Raffles Medical Group Ltd. (Singapore)	1,513,239
8,846,957	Religare Health Trust** (Singapore)	6,244,543
1,882,978	Shifa International Hospitals Ltd. (Pakistan)	5,519,399

		30,942,434

	Health Care Technology 1.0%
147,600	EMIS Group plc (United Kingdom)	2,475,608
109,300	Nexus AG (Germany)	2,258,442

		4,734,050

	Home Improvement Retail 0.2%
46,159	Arcland Sakamoto Co. Ltd. (Japan)	1,067,111

	Household Products 0.5%
493,300	Jyothy Laboratories Ltd. (India)	2,341,369

	Human Resource & Employment Services 2.1%
775,000	104 Corp. (Taiwan)	3,291,397
196,900	en-japan, Inc. (Japan)	7,249,483

		10,540,880

	Industrial Conglomerates 0.7%
57,383,777	Expolanka Holdings plc (Sri Lanka)	3,262,024

	Industrial Machinery 1.7%
461,712	CKD Corp. (Japan)	4,588,729
750,000	Sumeeko Industries Co. Ltd. (Taiwan)	2,328,980
79,300	Yushin Precision Equipment Co. Ltd. (Japan)	1,482,380

		8,400,089

	Internet Retail 5.0%
437,741	Ikyu Corp. (Japan)	12,281,179
1,320,745	Trade Me Group Ltd. (New Zealand)	3,773,959
2,161,368	Webjet Ltd. (Australia)	8,670,165

		24,725,303

	Internet Software & Services 9.0%
246,064	Addcn Technology Co. Ltd. (Taiwan)	2,003,901
551,100	Dip Corp. (Japan)	11,285,973
677,199	Gurunavi, Inc. (Japan)	14,065,944
215,600	Infomart Corp. (Japan)	2,125,008
289,443	PChome Online, Inc. (Taiwan)	2,899,100
345,900	SMS Co. Ltd. (Japan)	7,261,026
26,252	XING AG (Germany)	4,846,228

		44,487,180

	IT Consulting & Other Services 0.6%
349,494	EOH Holdings Ltd. (South Africa)	3,050,820

	Leisure Products 0.5%
175,368	Samchuly Bicycle Co. Ltd.* (Korea)	2,562,555

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Marine 0.2%
6,906,640	2GO Group, Inc.* (Philippines)	$1,009,833

	Marine Ports & Services 1.0%
418,000	Gateway Distriparks Ltd. (India)	2,066,109
32,469	Piraeus Port Authority S.A. (Greece)	489,946
87,207	Thessaloniki Port Authority S.A. (Greece)	2,284,851

		4,840,906

	Multi-Line Insurance 0.4%
1,379,800	Botswana Insurance Holdings Ltd. (Botswana)	1,872,994

	Office Services & Supplies 0.8%
2,301,800	Riverstone Holdings Ltd. (Malaysia)	3,899,291

	Oil & Gas Refining & Marketing 0.9%
64,100	BP Castrol KK (Japan)	646,141
9,294	Hankook Shell Oil Co. Ltd. (Korea)	3,731,136

		4,377,277

	Packaged Foods & Meats 8.6%
29,012	Agro Tech Foods Ltd. (India)	237,030
1,293,927	Cloetta AB, Class B* (Sweden)	4,269,495
1,262,907	Clover Industries Ltd. (South Africa)	1,388,236
81,100	Dutch Lady Milk Industries Berhad (Malaysia)	902,139
744,300	Grupo Herdez S.A.B. de C.V. (Mexico)	1,897,801
38,600	Kotobuki Spirits Co. Ltd. (Japan)	1,582,890
207,539	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	1,169,906
7,503,000	PT Tiga Pilar Sejahtera Food Tbk* (Indonesia)	655,602
3,626,000	PT Ultrajaya Milk Industry & Trading Co. Tbk* (Indonesia)	1,033,554
54,297,981	RFM Corp. (Philippines)	4,558,007
105,800	Rokko Butter Co. Ltd. (Japan)	1,518,832
11,374	S&B Foods, Inc. (Japan)	468,394
2,363,435	TAT Gida Sanayi A.S.* (Turkey)	4,492,282
244,081	Vigor Alimentos S.A. (Brazil)	586,103
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	7,678,987
188,100	Warabeya Nichiyo Co. Ltd. (Japan)	3,565,442
1,100,000	Watt’s Alimentos S.A. (Chile)	1,642,929
16,450	Wawel S.A. (Poland)	4,986,246

		42,633,875

	Personal Products 1.3%
5,826,550	Karex Berhad (Malaysia)	5,604,670
104,832	Sarantis S.A. (Greece)	879,834

		6,484,504

	Pharmaceuticals 2.4%
2,572,177	Lee’s Pharmaceutical Holdings Ltd. (China)	3,219,183
79,714,200	PT Kimia Farma Persero Tbk (Indonesia)	5,009,135
7,837,000	PT Tempo Scan Pacific Tbk (Indonesia)	992,422
175,500	Renata Ltd. (Bangladesh)	2,740,014

		11,960,754

	Publishing 3.4%
1,389,979	Next Co. Ltd. (Japan)	17,032,736

	Real Estate Services 0.2%
106,700	Century 21 Real Estate of Japan Ltd. (Japan)	1,043,600

	Regional Banks 0.3%
302,800	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	1,548,193

	Research & Consulting Services 0.3%
28,401	Nihon M&A Center, Inc. (Japan)	1,367,231

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Restaurants 11.4%
10,800	Amiyaki Tei Co. Ltd. (Japan)	$418,208
78,048	AmRest Holdings SE* (Poland)	3,739,498
29,500	B-R31 Ice Cream Co. Ltd. (Japan)	998,794
4,908,278	Berjaya Food Berhad (Malaysia)	2,663,628
1,475,745	Collins Foods Ltd. (Australia)	4,951,139
165,980	Domino’s Pizza Enterprises Ltd. (Australia)	6,991,071
497,300	Doutor Nichires Holdings Co. Ltd. (Japan)	7,691,006
800,900	Fairwood Holdings Ltd. (Hong Kong)	2,521,397
696,953	Famous Brands Ltd. (South Africa)	5,858,547
137,600	Hiday Hidaka Corp. (Japan)	3,951,936
182,260,000	Hop Hing Group Holdings Ltd. (China)	2,821,926
107,000	KFC Holdings Japan Ltd. (Japan)	1,821,621
30,000	Kura Corp. (Japan)	1,204,439
33,112	Patisserie Holdings plc* (United Kingdom)	200,089
1,867,437	Restaurant Brands New Zealand Ltd. (New Zealand)	5,668,014
2,269,963	Spur Corp. Ltd. (South Africa)	4,927,347

		56,428,660

	Soft Drinks 2.3%
1,987,900	Corp. Lindley S.A.* *** (Peru)	1,764,046
92,010,320	Pepsi-Cola Products Philippines, Inc. (Philippines)	7,179,924
2,429,313	Seven-Up Bottling Co. plc (Nigeria)	2,221,226

		11,165,196

	Specialized Finance 0.6%
19,394	Korea Ratings Corp.* (Korea)	833,617
846,129	Morningstar Japan KK (Japan)	2,088,383

		2,922,000

	Specialized REITs 0.4%
1,932,270	National Storage REIT (Australia)	2,170,323

	Specialty Chemicals 0.9%
6,229,947	Chemical and Allied Products plc (Nigeria)	1,176,820
673,719	DuluxGroup Ltd. (Australia)	3,267,656

		4,444,476

	Specialty Stores 0.7%
165,300	Komehyo Co. Ltd. (Japan)	3,244,104

	Tobacco 0.3%
5,249	Karelia Tobacco Co., Inc. S.A. (Greece)	1,412,062

	Trading Companies & Distributors 2.0%
442,100	Jalux, Inc. (Japan)	9,678,839

	Total Common Stocks (cost $425,321,168)	494,743,051

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
$1,108,426	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $1,125,000 of United States Treasury Notes 2.125% due 12/31/21; value: $1,133,438; repurchase proceeds: $1,108,426 (cost $1,108,426)	$1,108,426

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Value
	Total Short-Term Investments (cost $1,108,426)	$1,108,426

	Total Investments (cost $426,429,594) 100.3%§	495,851,477
	Liabilities less Other Assets (0.3%)	(1,539,508)

	NET ASSETS 100.0%	$494,311,969

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 41.11%.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2015, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.6
Bangladesh	1.1
Botswana	0.8
Brazil	0.6
Chile	0.5
China	1.2
Denmark	1.3
Egypt	0.3
Finland	1.5
France	1.1
Germany	2.0
Greece	1.0
Hong Kong	2.4
India	4.7
Indonesia	1.7
Israel	1.5
Japan	28.4
Korea	2.7
Lithuania	0.5
Malaysia	4.0
Mexico	0.7
New Zealand	3.3
Nigeria	1.0
Pakistan	1.3
Peru	0.4
Philippines	3.6
Poland	2.6
Russia	0.4
Singapore	3.4
South Africa	3.7
Sri Lanka	2.4
Sweden	2.2
Taiwan	5.6
Tanzania, United Republic of	0.3
Thailand	0.5
Turkey	3.3
United Arab Emirates	1.1
United Kingdom	1.3

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 99.7%

	Communications Equipment 4.1%
350,950	Cisco Systems, Inc.	$9,530,047

	Department Stores 1.9%
125,304	Macy’s, Inc.	4,383,134

	Diversified Banks 13.4%
200,316	Citigroup, Inc.	10,366,353
162,684	JPMorgan Chase & Co.	10,742,024
183,711	Wells Fargo & Co.	9,986,530

		31,094,907

	Diversified Chemicals 2.6%
87,666	Eastman Chemical Co.	5,918,332

	Diversified REITs 1.5%
181,380	Select Income REIT	3,594,952

	Electric Utilities 7.4%
136,734	Duke Energy Corp.	9,761,440
97,569	Exelon Corp.	2,709,491
172,643	Great Plains Energy, Inc.	4,714,881

		17,185,812

	Electrical Components & Equipment 3.0%
132,058	Eaton Corp. plc	6,872,298

	Health Care Equipment 2.1%
61,801	Medtronic plc	4,753,733

	Household Products 4.1%
118,079	Procter & Gamble Co. (The)	9,376,653

	Hypermarkets & Super Centers 3.2%
120,466	Wal-Mart Stores, Inc.	7,384,566

	Industrial Conglomerates 4.5%
334,987	General Electric Co.†	10,434,845

	Integrated Oil & Gas 8.6%
77,800	Chevron Corp.	6,998,888
130,773	Royal Dutch Shell plc ADR (Netherlands)	5,988,095
265,666	Suncor Energy, Inc. (Canada)	6,854,183

		19,841,166

	Integrated Telecommunication Services 3.2%
159,457	Verizon Communications, Inc.	7,370,103

	Investment Banking & Brokerage 3.1%
39,822	Goldman Sachs Group, Inc. (The)	7,177,119

	Multi-Line Insurance 3.8%
141,756	American International Group, Inc.	8,784,619

	Oil & Gas Equipment & Services 1.9%
127,043	Halliburton Co.	4,324,544

	Oil & Gas Exploration & Production 0.9%
429,696	Encana Corp. (Canada)	2,187,153

	Other Diversified Financial Services 2.5%
159,765	Voya Financial, Inc.	5,896,926

	Paper Packaging 1.2%
71,789	International Paper Co.	2,706,445

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Pharmaceuticals 11.0%
109,685	Johnson & Johnson†	$11,266,843
281,712	Pfizer, Inc.	9,093,664
24,513	Shire plc ADR (Ireland)	5,025,165

		25,385,672

	Regional Banks 3.3%
79,363	PNC Financial Services Group, Inc.	7,564,087

	Semiconductors 2.0%
136,283	Intel Corp.	4,694,949

	Specialized REITs 3.5%
138,348	EPR Properties	8,086,441

	Systems Software 4.6%
105,809	Microsoft Corp.	5,870,283
128,915	Oracle Corp.	4,709,265

		10,579,548

	Technology Hardware, Storage & Peripherals 2.3%
50,706	Apple, Inc.	5,337,314

	Total Common Stocks (cost $210,664,480)	230,465,365

	Total Investments (cost $210,664,480) 99.7%	230,465,365
	Other Assets less Liabilities 0.3%	692,240

	NET ASSETS 100.0%	$231,157,605

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.0%

	Pharmaceuticals 0.0%
200	Johnson & Johnson, expiring 1/15/16, exercise price $105	$6,000

	Total Call Options Written (premium $22,250)	6,000

†All or a portion of this security has been designated as collateral for call options written (see Note 4).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Large Cap Value Fund’s investments, excluding call options written, were in the following countries:

COUNTRY	%
Canada	3.9
Ireland	2.2
Netherlands	2.6
United States	91.3

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 89.3%

	Advertising 2.3%
658,457	Interpublic Group of Cos., Inc. (The)††	$15,328,879

	Air Freight & Logistics 1.9%
133,433	United Parcel Service, Inc., Class B††	12,840,258

	Airlines 3.0%
357,600	United Continental Holdings, Inc.* ††	20,490,480

	Apparel Retail 1.5%
433,704	DSW, Inc., Class A	10,348,177

	Apparel, Accessories & Luxury Goods 2.2%
376,482	Michael Kors Holdings Ltd.*	15,081,869

	Automobile Manufacturers 1.8%
360,963	General Motors Co.††	12,276,352

	Automotive Retail 2.9%
506,852	CST Brands, Inc.††	19,838,187

	Communications Equipment 5.1%
643,260	Cisco Systems, Inc.††	17,467,725
338,088	QUALCOMM, Inc.††	16,899,329

		34,367,054

	Department Stores 0.9%
171,479	Macy’s, Inc.	5,998,335

	Diversified REITs 1.6%
1,586,719	Investors Real Estate Trust	11,027,697

	Electrical Components & Equipment 1.4%
206,397	Emerson Electric Co.	9,871,968

	Environmental & Facilities Services 1.6%
240,844	Republic Services, Inc.††	10,594,728

	Fertilizers & Agricultural Chemicals 3.7%
910,029	Mosaic Co. (The)††	25,107,700

	Food Retail 1.4%
279,698	Whole Foods Market, Inc.	9,369,883

	General Merchandise Stores 1.3%
117,405	Target Corp.††	8,524,777

	Health Care Equipment 4.1%
211,162	Medtronic plc	16,242,581
126,729	Stryker Corp.	11,778,193

		28,020,774

	Health Care Services 3.7%
289,109	Express Scripts Holding Co.* ††	25,271,018

	Hypermarkets & Super Centers 2.5%
279,189	Wal-Mart Stores, Inc.††	17,114,286

	Insurance Brokers 2.0%
148,702	Aon plc	13,711,811

	Integrated Telecommunication Services 2.8%
414,191	Verizon Communications, Inc.††	19,143,908

	Marine 2.7%
353,613	Kirby Corp.* ††	18,607,116

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Multi-Line Insurance 4.1%
717,167	Loews Corp.	$27,539,213

	Oil & Gas Drilling 2.3%
1,269,176	Unit Corp.*	15,483,947

	Oil & Gas Equipment & Services 1.1%
213,989	Halliburton Co.††	7,284,186

	Oil & Gas Exploration & Production 5.9%
4,407,972	Bill Barrett Corp.* †† ‡‡	17,323,330
6,400,893	Denbury Resources, Inc.††	12,929,804
1,369,623	Southwestern Energy Co.* ††	9,738,019

		39,991,153

	Pharmaceuticals 5.3%
97,650	Johnson & Johnson	10,030,608
167,082	Novartis AG ADR (Switzerland)	14,375,735
238,126	Zoetis, Inc.††	11,410,998

		35,817,341

	Residential REITs 2.1%
345,799	American Campus Communities, Inc.††	14,295,331

	Specialized REITs 5.6%
937,619	Iron Mountain, Inc.††	25,325,089
579,025	Outfront Media, Inc.	12,640,116

		37,965,205

	Steel 3.0%
1,130,783	Steel Dynamics, Inc.††	20,207,092

	Systems Software 7.0%
196,837	Microsoft Corp.††	10,920,517
539,574	Oracle Corp.††	19,710,638
293,204	VMware, Inc., Class A* ††	16,586,550

		47,217,705

	Technology Hardware, Storage & Peripherals 1.4%
172,367	EMC Corp.††	4,426,385
855,577	Silicon Graphics International Corp.*	5,047,904

		9,474,289

	Trading Companies & Distributors 1.1%
453,272	NOW, Inc.* ††	7,170,763

	Total Common Stocks (cost $773,453,701)	605,381,482

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.6%

	Repurchase Agreement 3.6%
$24,190,894	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $24,565,000 of United States Treasury Notes 2.125% due 12/31/21; value: $5,294,413; United States Treasury Notes 2.000% due 11/15/21; value: $19,382,413; repurchase proceeds: $24,190,894 (cost $24,190,894)	$24,190,894

	Total Short-Term Investments (cost $24,190,894)	24,190,894

	Total Investments (cost $797,644,595) 92.9%	629,572,376
	Other Assets less Liabilities 7.1%	47,796,495

	NET ASSETS 100.0%	$677,368,871

Shares		Value
	SECURITIES SOLD SHORT 23.7%

	Application Software 0.8%
148,191	Paycom Software, Inc.*	$5,576,427

	Data Processing & Outsourced Services 2.8%
421,139	Syntel, Inc.*	19,056,540

	Department Stores 1.9%
1,954,076	JC Penney Co., Inc.*	13,014,146

	Diversified Support Services 0.6%
113,967	Healthcare Services Group, Inc.	3,974,029

	Food Distributors 2.2%
362,880	Sysco Corp.	14,878,080

	Food Retail 2.6%
414,480	Kroger Co. (The)	17,337,699

	Health Care Equipment 3.8%
215,863	Inogen, Inc.*	8,653,948
596,454	Zeltiq Aesthetics, Inc.*	17,016,832

		25,670,780

	Health Care Technology 1.3%
304,791	Veeva Systems, Inc., Class A*	8,793,221

	Home Entertainment Software 1.0%
96,425	Electronic Arts, Inc.*	6,626,326

	Oil & Gas Exploration & Production 0.3%
229,531	Synergy Resources Corp.*	1,955,604

	Property & Casualty Insurance 2.3%
441,119	First American Financial Corp.	15,836,172

	Specialized REITs 2.8%
193,816	American Tower Corp.	18,790,461

	Specialty Stores 1.1%
99,262	Tiffany & Co.	7,572,698

	Thrifts & Mortgage Finance 0.2%
62,720	BofI Holding, Inc.*	1,320,256

	Total Securities Sold Short (proceeds $165,771,611)	$160,402,439

*Non-income producing.

††All or a portion of this security has been designated as collateral for short sales (see Note 3).

‡‡Affiliated company (see Note 6).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Switzerland	2.4
United States	97.6

Total	100.0%

At December 31, 2015, Wasatch Long/Short Fund’s securities sold short were in the following country:

COUNTRY	%
United States	100.0

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 98.3%

	Air Freight & Logistics 0.9%
117,168	Echo Global Logistics, Inc.*	$2,389,055

	Apparel Retail 0.9%
167,365	Zumiez, Inc.*	2,530,559

	Apparel, Accessories & Luxury Goods 1.3%
206,765	Superior Uniform Group, Inc.	3,510,870

	Application Software 10.9%
44,977	Ellie Mae, Inc.*	2,708,965
249,716	Exa Corp.*	2,899,203
92,078	Globant S.A.* (Argentina)	3,453,846
35,826	Interactive Intelligence Group, Inc.*	1,125,653
120,179	PROS Holdings, Inc.*	2,768,924
46,417	Tyler Technologies, Inc.*	8,091,411
39,117	Ultimate Software Group, Inc.*	7,647,764
110,814	Workiva, Inc.*	1,947,002

		30,642,768

	Asset Management & Custody Banks 1.8%
15,534	Diamond Hill Investment Group, Inc.	2,935,926
188,366	Silvercrest Asset Management Group, Inc.	2,239,672

		5,175,598

	Automotive Retail 1.5%
61,597	Monro Muffler Brake, Inc.	4,078,953

	Biotechnology 4.5%
278,787	Abcam plc (United Kingdom)	2,732,420
148,904	Argos Therapeutics, Inc.*	343,968
176,227	ChemoCentryx, Inc.*	1,427,439
250,157	Cytokinetics, Inc.*	2,616,642
62,154	Esperion Therapeutics, Inc.*	1,383,548
137,569	Exact Sciences Corp.*	1,269,762
129,918	Inovio Pharmaceuticals, Inc.*	873,049
210,359	Sangamo BioSciences, Inc.*	1,920,578

		12,567,406

	Data Processing & Outsourced Services 1.3%
82,431	ExlService Holdings, Inc.*	3,703,625

	Department Stores 1.1%
317,634	V-Mart Retail Ltd. (India)	3,072,813

	Diversified Banks 2.1%
4,218,211	City Union Bank Ltd. (India)	5,866,043

	Diversified Capital Markets 0.7%
63,723	HFF, Inc., Class A	1,979,874

	Electronic Equipment & Instruments 0.7%
21,086	Mesa Laboratories, Inc.	2,098,057

	Electronic Manufacturing Services 1.2%
36,316	IPG Photonics Corp.*	3,237,935

	Environmental & Facilities Services 0.8%
222,888	Heritage-Crystal Clean, Inc.*	2,362,613

	Food Distributors 1.1%
185,952	Chefs’ Warehouse, Inc. (The)*	3,101,679

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Food Retail 0.4%
57,909	Natural Grocers by Vitamin Cottage, Inc.*	$1,179,606

	General Merchandise Stores 0.2%
33,986	Ollie’s Bargain Outlet Holdings, Inc.*	578,102

	Health Care Equipment 5.1%
76,423	Abaxis, Inc.	4,255,233
209,478	AtriCure, Inc.*	4,700,686
46,813	Entellus Medical, Inc.*	789,267
151,770	Novadaq Technologies, Inc.* (Canada)	1,933,550
71,920	Oxford Immunotec Global plc*	827,080
142,380	Tandem Diabetes Care, Inc.*	1,681,508

		14,187,324

	Health Care Facilities 2.0%
246,530	Ensign Group, Inc. (The)	5,578,974

	Health Care REITs 2.0%
510,134	CareTrust REIT, Inc.	5,585,967

	Health Care Services 1.2%
126,396	ExamWorks Group, Inc.*	3,362,134

	Health Care Technology 0.4%
52,886	HealthStream, Inc.*	1,163,492

	Homebuilding 4.5%
226,820	Installed Building Products, Inc.*	5,631,940
292,614	LGI Homes, Inc.*	7,119,299

		12,751,239

	Industrial Machinery 2.5%
191,470	Arcam AB* (Sweden)	4,156,382
46,181	Proto Labs, Inc.*	2,941,268

		7,097,650

	Internet Retail 2.0%
82,324	Duluth Holdings, Inc.*	1,201,107
258,154	MakeMyTrip Ltd.* (India)	4,429,923

		5,631,030

	Internet Software & Services 6.8%
55,331	Cornerstone OnDemand, Inc.*	1,910,579
138,187	Envestnet, Inc.*	4,124,882
173,301	Reis, Inc.	4,112,433
152,000	SMS Co. Ltd. (Japan)	3,190,737
83,193	SPS Commerce, Inc.*	5,840,981

		19,179,612

	Leisure Products 1.3%
269,730	MCBC Holdings, Inc.*	3,695,301

	Life Sciences Tools & Services 2.6%
122,614	Fluidigm Corp.*	1,325,457
76,996	ICON plc* (Ireland)	5,982,589

		7,308,046

	Managed Health Care 2.2%
79,148	HealthEquity, Inc.*	1,984,240
417,436	Trupanion, Inc.*	4,074,176

		6,058,416

	Oil & Gas Equipment & Services 0.8%
157,619	Pason Systems, Inc. (Canada)	2,209,777

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Oil & Gas Refining & Marketing 0.2%
384,242	Amyris, Inc.*	$622,472

	Packaged Foods & Meats 0.7%
228,839	Freshpet, Inc.*	1,942,843

	Pharmaceuticals 9.8%
14,323	Aerie Pharmaceuticals, Inc.*	348,765
96,749	Akorn, Inc.*	3,609,705
261,909	Auris Medical Holding AG* (Switzerland)	1,280,735
100,000	Caplin Point Laboratories Ltd. (India)	2,123,760
163,308	Cardiovascular Systems, Inc.*	2,469,217
127,152	Cempra, Inc.*	3,958,242
111,933	Egalet Corp.*	1,233,502
68,934	Intra-Cellular Therapies, Inc.*	3,707,960
699,945	Natco Pharma Ltd. (India)	6,189,405
83,550	Phibro Animal Health Corp., Class A	2,517,361

		27,438,652

	Publishing 1.6%
376,412	Next Co. Ltd. (Japan)	4,612,534

	Regional Banks 5.3%
333,308	Avenue Financial Holdings, Inc.*	4,889,629
125,319	Customers Bancorp, Inc.*	3,411,183
199,010	People’s Utah Bancorp	3,424,962
60,017	Pinnacle Financial Partners, Inc.	3,082,473

		14,808,247

	Restaurants 1.9%
265,949	Papa Murphy’s Holdings, Inc.*	2,994,586
83,103	Zoe’s Kitchen, Inc.*	2,325,222

		5,319,808

	Semiconductor Equipment 1.1%
277,617	PDF Solutions, Inc.*	3,009,368

	Semiconductors 2.3%
55,867	NVE Corp.	3,138,608
69,423	Power Integrations, Inc.	3,376,041

		6,514,649

	Specialty Stores 1.6%
205,890	DavidsTea, Inc.* (Canada)	2,550,977
60,752	Hibbett Sports, Inc.*	1,837,141

		4,388,118

	Systems Software 4.8%
111,760	Attunity Ltd.* (Israel)	1,234,948
70,258	FleetMatics Group plc*	3,568,404
260,782	Infoblox, Inc.*	4,795,781
283,766	TubeMogul, Inc.*	3,859,217

		13,458,350

	Technology Hardware, Storage & Peripherals 1.6%
290,211	Intevac, Inc.*	1,366,894
970,086	USA Technologies, Inc.*	2,987,865

		4,354,759

	Textiles 0.5%
97,733	Welspun India Ltd. (India)	1,350,257

	Thrifts & Mortgage Finance 1.5%
1,050,006	Gruh Finance Ltd. (India)	4,333,742

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Trading Companies & Distributors 0.6%
163,840	CAI International, Inc.*	$1,651,507

	Total Common Stocks (cost $189,535,113)	275,689,824

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.0%

	Repurchase Agreement 2.0%
$5,648,642	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $5,745,000 of United States Treasury Bonds 2.000% due 11/15/21; value: $5,766,544; repurchase proceeds: $5,648,642 (cost $5,648,642)	$5,648,642

	Total Short-Term Investments (cost $5,648,642)	5,648,642

	Total Investments (cost $195,183,755) 100.3%§	281,338,466
	Liabilities less Other Assets (0.3%)	(764,884)

	NET ASSETS 100.0%	$280,573,582

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 4.26%.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.3
Canada	2.4
India	9.9
Ireland	2.2
Israel	0.4
Japan	2.8
Sweden	1.5
Switzerland	0.5
United Kingdom	1.0
United States	78.0

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 82.2%

	Airlines 1.0%
10,000	Allegiant Travel Co.	$1,678,300

	Alternative Carriers 1.9%
150,000	inContact, Inc.*	1,431,000
240,000	ORBCOMM, Inc.*	1,737,600

		3,168,600

	Apparel, Accessories & Luxury Goods 0.6%
57,000	Cherokee, Inc.*	983,250

	Application Software 2.6%
52,000	Ebix, Inc.	1,705,080
37,000	ESI Group* (France)	1,006,821
42,000	Globant S.A.* (Argentina)	1,575,420

		4,287,321

	Asset Management & Custody Banks 0.6%
232,000	River and Mercantile Group plc (United Kingdom)	906,123

	Auto Parts & Equipment 1.9%
26,000	Gentherm, Inc.*	1,232,400
95,000	Horizon Global Corp.*	985,150
66,701	Unique Fabricating, Inc.	823,090

		3,040,640

	Automotive Retail 1.1%
43,000	Mekonomen AB (Sweden)	878,972
45,985	Yellow Hat Ltd. (Japan)	943,247

		1,822,219

	Biotechnology 2.0%
130,000	Abcam plc (United Kingdom)	1,274,144
80,000	Sangamo BioSciences, Inc.*	730,400
40,000	Vitrolife AB (Sweden)	1,358,546

		3,363,090

	Brewers 1.1%
800,000	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	1,880,157

	Building Products 2.5%
35,000	Caesarstone Sdot-Yam Ltd.* (Israel)	1,516,900
29,000	Patrick Industries, Inc.*	1,261,500
34,000	Trex Co., Inc.*	1,293,360

		4,071,760

	Commercial Printing 0.7%
150,000	InnerWorkings, Inc.*	1,125,000

	Commodity Chemicals 1.1%
200,000	Green Seal Holding Ltd. (Taiwan)	724,572
90,000	Trecora Resources*	1,115,100

		1,839,672

	Communications Equipment 1.3%
145,000	ShoreTel, Inc.*	1,283,250
245,000	Telit Communications plc* (United Kingdom)	770,934

		2,054,184

	Construction & Engineering 0.9%
70,000	NV5 Global, Inc.*	1,538,600

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Construction Materials 0.6%
2,706,000	Dongpeng Holdings Co. Ltd. (China)	$1,050,914

	Diversified Banks 0.8%
1,000,000	City Union Bank Ltd. (India)	1,390,647

	Electronic Equipment & Instruments 1.2%
58,000	Optex Co. Ltd. (Japan)	1,437,421
116,000	SuperCom Ltd.* (Israel)	605,520

		2,042,941

	Electronic Manufacturing Services 1.0%
71,000	Fabrinet*	1,691,220

	Environmental & Facilities Services 0.6%
305,000	Hudson Technologies, Inc.*	905,850

	Fertilizers & Agricultural Chemicals 0.2%
125,000	Intrepid Potash, Inc.*	368,750

	Food Distributors 1.0%
96,000	Chefs’ Warehouse, Inc. (The)*	1,601,280

	General Merchandise Stores 0.8%
26,000	Seria Co. Ltd. (Japan)	1,259,307

	Health Care Distributors 0.5%
2,300,000	Universal Health International Group Holding Ltd. (China)	890,271

	Health Care Equipment 2.3%
75,000	AtriCure, Inc.*	1,683,000
440,000	Bovie Medical Corp.*	924,000
44,700	iRadimed Corp.*	1,252,941

		3,859,941

	Health Care Facilities 2.1%
84,000	Ensign Group, Inc. (The)	1,900,920
2,199,943	Religare Health Trust** (Singapore)	1,552,810

		3,453,730

	Health Care REITs 0.9%
135,000	CareTrust REIT, Inc.	1,478,250

	Health Care Services 3.8%
34,000	Air Methods Corp.*	1,425,620
900,000	GHP Specialty Care AB* (Sweden)	867,022
44,000	LHC Group, Inc.*	1,992,760
63,000	National Research Corp., Class A	1,010,520
350,000	Nobilis Health Corp. PIPE*	989,480

		6,285,402

	Health Care Supplies 1.2%
150,000	Cerus Corp.*	948,000
15,000	Guerbet (France)	1,056,710

		2,004,710

	Health Care Technology 2.0%
90,000	Nexus AG (Germany)	1,859,650
32,000	Software Service, Inc. (Japan)	1,374,748

		3,234,398

	Home Improvement Retail 0.5%
26,000	Hornbach Baumarkt AG (Germany)	799,039

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Homebuilding 1.8%
57,000	Installed Building Products, Inc.*	$1,415,310
62,000	LGI Homes, Inc.*	1,508,460

		2,923,770

	Homefurnishing Retail 1.0%
39,000	Kirkland’s, Inc.	565,500
53,000	Select Comfort Corp.*	1,134,730

		1,700,230

	Hotel & Resort REITs 0.7%
90,000	Summit Hotel Properties, Inc.	1,075,500

	Human Resource & Employment Services 0.5%
169,999	Creek & River Co. Ltd. (Japan)	835,136

	Industrial Machinery 2.2%
67,000	CKD Corp. (Japan)	665,880
21,000	Hy-Lok Corp.* (Korea)	443,092
39,000	John Bean Technologies Corp.	1,943,370
33,000	Yushin Precision Equipment Co. Ltd. (Japan)	616,880

		3,669,222

	Internet Retail 0.4%
33,993	Oisix, Inc.* (Japan)	589,956

	Internet Software & Services 0.9%
155,000	IntraLinks Holdings, Inc.*	1,405,850

	IT Consulting & Other Services 2.1%
24,000	EPAM Systems, Inc.*	1,886,880
96,000	Perficient, Inc.*	1,643,520

		3,530,400

	Leisure Products 1.7%
46,000	Malibu Boats, Inc., Class A*	753,020
52,000	MCBC Holdings, Inc.*	712,400
75,000	Nautilus, Inc.*	1,254,000

		2,719,420

	Life Sciences Tools & Services 1.0%
33,000	INC Research Holdings, Inc., Class A*	1,600,830

	Mortgage REITs 1.7%
260,000	Arbor Realty Trust, Inc.	1,859,000
51,000	Colony Capital, Inc., Class A	993,480

		2,852,480

	Oil & Gas Equipment & Services 0.3%
25,200	RigNet, Inc.*	521,388

	Packaged Foods & Meats 3.1%
400	Freshpet, Inc.*	3,396
30,400	John B. Sanfilippo & Son, Inc.	1,642,512
2,800,000	Kawan Food BHD (Malaysia)	2,341,213
500,000	Prabhat Dairy Ltd.* (India)	1,095,135

		5,082,256

	Personal Products 0.6%
25,000	Nu Skin Enterprises, Inc., Class A	947,250

	Pharmaceuticals 4.4%
22,000	Cempra, Inc.*	684,860
700,000	Lee’s Pharmaceutical Holdings Ltd. (China)	876,078
1,100,000	Marksans Pharma Ltd. (India)	1,737,553
140,000	Moberg Pharma AB* (Sweden)	1,084,348
200,000	Natco Pharma Ltd. (India)	1,768,541
190,000	TWi Pharmaceuticals, Inc.* (Taiwan)	1,073,005

		7,224,385

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Property & Casualty Insurance 3.1%
140,000	1347 Property Insurance Holdings, Inc.*	$1,071,000
107,000	Atlas Financial Holdings, Inc.*	2,129,300
210,000	Kingstone Cos., Inc.	1,890,000

		5,090,300

	Regional Banks 8.7%
49,137	Avenue Financial Holdings, Inc.*	720,840
70,000	Bankwell Financial Group, Inc.	1,389,500
135,000	Blue Hills Bancorp, Inc.	2,066,850
10,000	Carolina Financial Corp.	180,000
68,000	Customers Bancorp, Inc.*	1,850,960
68,000	Equity Bancshares, Inc., Class A*	1,590,520
51,000	First of Long Island Corp. (The)	1,530,000
111,000	Investar Holding Corp.	1,953,600
94,000	People’s Utah Bancorp	1,617,740
91,966	Veritex Holdings, Inc.*	1,490,769

		14,390,779

	Research & Consulting Services 0.6%
60,000	Franklin Covey Co.*	1,004,400

	Residential REITs 0.6%
80,000	Bluerock Residential Growth REIT, Inc.	948,000

	Restaurants 0.8%
400,000	Collins Foods Ltd. (Australia)	1,342,004

	Semiconductor Equipment 0.3%
49,000	PDF Solutions, Inc.*	531,160

	Semiconductors 2.2%
350,000	GigOptix, Inc.*	1,064,000
140,000	Pixelworks, Inc.*	333,200
130,000	Sigma Designs, Inc.*	821,600
103,000	Tower Semiconductor Ltd.* (Israel)	1,448,180

		3,666,980

	Soft Drinks 0.6%
12,000,000	Pepsi-Cola Products Philippines, Inc. (Philippines)	936,407

	Specialty Chemicals 0.6%
85,000	Ferro Corp.*	945,200

	Systems Software 0.7%
60,000	AVG Technologies N.V.*	1,203,000

	Technology Hardware, Storage & Peripherals 0.6%
300,000	USA Technologies, Inc.*	924,000

	Textiles 0.5%
1,800,000	Best Pacific International Holdings Ltd. (China)	859,305

	Thrifts & Mortgage Finance 1.4%
36,000	Anchor BanCorp Wisconsin, Inc.*	1,566,720
36,000	BofI Holding, Inc.*	757,800

		2,324,520

	Trading Companies & Distributors 0.3%
25,233	iMarketKorea, Inc.* (Korea)	541,425

	Total Common Stocks (cost $106,729,423)	135,461,119

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	PREFERRED STOCKS 1.8%

	Oil & Gas Refining & Marketing 0.7%
508,001	Vertex Energy, Inc., Pfd.* *** †	$1,066,802

	Pharmaceuticals 1.1%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.* *** †	1,801,050

	Total Preferred Stocks (cost $1,979,802)	2,867,852

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/20* *** †	47,500

	Total Warrants (cost $95,000)	47,500

	RIGHTS 0.0%

	Health Care Supplies 0.0%
375,000	Synergetics USA, Inc.* *** †	37,500

	Total Rights (cost $71,250)	37,500

Principal Amount		Value
	SHORT-TERM INVESTMENTS 15.7%

	Repurchase Agreement 15.7%
$25,914,963	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $25,915,000 of United States Treasury Notes 2.125% due 8/15/21; value: $26,433,300; repurchase proceeds: $25,914,963 (cost $25,914,963)	$25,914,963

	Total Short-Term Investments (cost $25,914,963)	25,914,963

	Total Investments (cost $134,790,438) 99.7%§	164,328,934
	Other Assets less Liabilities 0.3%	475,105

	NET ASSETS 100.0%	$164,804,039

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 10.01%.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.1
Australia	1.0
China	2.7
France	1.5
Germany	1.9
India	4.3
Israel	2.6
Japan	5.6
Korea	0.7
Malaysia	1.7
Philippines	0.7
Singapore	1.1
Sweden	3.0
Taiwan	1.3
Turkey	1.4
United Kingdom	2.1
United States	67.3

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 96.0%

	Aerospace & Defense 1.4%
573,253	HEICO Corp., Class A	$28,204,048

	Air Freight & Logistics 3.0%
36,319,023	Aramex PJSC (United Arab Emirates)	31,245,573
1,455,209	Echo Global Logistics, Inc.*	29,671,711

		60,917,284

	Airlines 3.1%
159,384	Allegiant Travel Co.	26,749,417
884,386	Spirit Airlines, Inc.*	35,242,782

		61,992,199

	Apparel Retail 1.0%
1,309,779	Zumiez, Inc.*	19,803,858

	Application Software 9.5%
368,890	Globant S.A.* (Argentina)	13,837,064
459,419	HubSpot, Inc.*	25,869,884
424,062	Paylocity Holding Corp.*	17,195,714
515,903	Ultimate Software Group, Inc.*	100,864,196
1,225,276	Zendesk, Inc.*	32,396,297

		190,163,155

	Automotive Retail 4.1%
621,656	Monro Muffler Brake, Inc.	41,166,060
162,913	O’Reilly Automotive, Inc.*	41,285,413

		82,451,473

	Biotechnology 6.2%
2,124,073	Abcam plc (United Kingdom)	20,818,260
1,162,454	Argos Therapeutics, Inc.* ‡‡	2,685,269
1,357,191	ChemoCentryx, Inc.*	10,993,247
360,606	Esperion Therapeutics, Inc.*	8,027,090
817,880	Exact Sciences Corp.*	7,549,032
218,740	Flexion Therapeutics, Inc.*	4,215,120
987,182	Inovio Pharmaceuticals, Inc.*	6,633,863
2,064,571	Sangamo BioSciences, Inc.*	18,849,533
996,987	Seattle Genetics, Inc.*	44,744,777

		124,516,191

	Consumer Finance 0.6%
3,305,639	Mahindra & Mahindra Financial Services Ltd. (India)	12,042,082

	Data Processing & Outsourced Services 1.0%
460,178	ExlService Holdings, Inc.*	20,675,798

	Diversified Banks 2.6%
565,550	HDFC Bank Ltd. ADR (India)	34,837,880
1,566,515	Yes Bank Ltd. (India)	17,189,783

		52,027,663

	Diversified Capital Markets 0.7%
437,341	HFF, Inc., Class A	13,588,185

	Diversified Support Services 2.1%
1,124,516	Copart, Inc.*	42,742,853

	Drug Retail 0.9%
119,229	Cosmos Pharmaceutical Corp. (Japan)	18,793,543

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Electronic Manufacturing Services 1.5%
347,961	IPG Photonics Corp.*	$31,024,203

	Environmental & Facilities Services 0.1%
103,023	Tetra Tech, Inc.	2,680,658

	Food Distributors 1.6%
1,897,093	Chefs’ Warehouse, Inc. (The)* ‡‡	31,643,511

	Health Care Equipment 1.7%
503,772	Abaxis, Inc.	28,050,025
593,260	Tandem Diabetes Care, Inc.*	7,006,401

		35,056,426

	Health Care Facilities 1.4%
1,221,090	Ensign Group, Inc. (The)	27,633,267

	Health Care Services 2.0%
1,517,267	ExamWorks Group, Inc.*	40,359,302

	Homefurnishing Retail 1.7%
751,690	Mattress Firm Holding Corp.*	33,547,925

	Industrial Machinery 1.0%
307,809	Proto Labs, Inc.*	19,604,355

	Internet Retail 5.4%
828,553	Blue Nile, Inc.* ‡‡	30,764,173
2,036,490	MakeMyTrip Ltd.* (India)	34,946,169
535,229	Wayfair, Inc., Class A*	25,487,605
113,995	zooplus AG* (Germany)	17,972,146

		109,170,093

	Internet Software & Services 7.6%
377,415	Angie’s List, Inc.*	3,528,830
138,930	Cimpress N.V.*	11,272,780
2,109,982	Cornerstone OnDemand, Inc.*	72,857,679
1,044,959	Envestnet, Inc.*	31,192,026
305,818	Shutterstock, Inc.*	9,890,154
356,041	SPS Commerce, Inc.*	24,997,639

		153,739,108

	IT Consulting & Other Services 1.5%
393,985	Luxoft Holding, Inc.*	30,388,063

	Life Sciences Tools & Services 4.6%
2,003,520	Divi’s Laboratories Ltd. (India)	34,860,680
1,233,101	Fluidigm Corp.*	13,329,822
576,523	ICON plc* (Ireland)	44,795,837

		92,986,339

	Managed Health Care 1.2%
612,868	HealthEquity, Inc.*	15,364,601
804,065	Trupanion, Inc.*	7,847,674

		23,212,275

	Oil & Gas Drilling 0.1%
343,142	Seadrill Ltd.*	1,163,251

	Oil & Gas Equipment & Services 0.9%
110,894	Archrock, Inc.	833,923
156,123	Dril-Quip, Inc.*	9,247,165
55,447	Exterran Corp.*	889,924
78,835	Oceaneering International, Inc.	2,957,889
414,825	RPC, Inc.	4,957,159

		18,886,060

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 0.2%
456,863	EP Energy Corp., Class A*	$2,001,060
437,069	WPX Energy, Inc.*	2,508,776

		4,509,836

	Oil & Gas Refining & Marketing 0.1%
50,917	Western Refining, Inc.	1,813,664

	Packaged Foods & Meats 1.4%
286,067	GlaxoSmithKline Consumer Healthcare Ltd. (India)	27,669,989

	Personal Products 0.7%
945,654	Colgate-Palmolive India Ltd. (India)	13,844,696

	Pharmaceuticals 2.9%
1,363,036	Auris Medical Holding AG* (Switzerland)	6,665,246
1,038,812	Cempra, Inc.*	32,338,218
374,723	Intra-Cellular Therapies, Inc.*	20,156,350

		59,159,814

	Regional Banks 4.5%
510,633	Bank of Hawaii Corp.	32,118,816
563,318	Eagle Bancorp, Inc.*	28,430,659
758,469	Glacier Bancorp, Inc.	20,122,183
205,315	Texas Capital Bancshares, Inc.*	10,146,667

		90,818,325

	Research & Consulting Services 0.8%
610,349	Stantec, Inc. (Canada)	15,130,552

	Restaurants 2.7%
109,205	Chuy’s Holdings, Inc.*	3,422,485
1,248,612	Jubilant Foodworks Ltd. (India)	27,961,359
1,042,768	Papa Murphy’s Holdings, Inc.* ‡‡	11,741,568
416,860	Zoe’s Kitchen, Inc.*	11,663,743

		54,789,155

	Semiconductors 4.9%
601,712	Cavium, Inc.*	39,538,495
438,732	Monolithic Power Systems, Inc.	27,951,616
473,302	Power Integrations, Inc.	23,016,676
161,235	Silicon Laboratories, Inc.*	7,826,347

		98,333,134

	Specialty Stores 0.9%
549,415	Five Below, Inc.*	17,636,221

	Systems Software 4.2%
754,194	FleetMatics Group plc*	38,305,513
872,611	Infoblox, Inc.*	16,047,316
585,371	Qualys, Inc.*	19,369,926
711,894	TubeMogul, Inc.*	9,681,759

		83,404,514

	Trading Companies & Distributors 0.8%
277,253	MSC Industrial Direct Co., Inc., Class A	15,601,026

	Trucking 3.4%
2,824,230	Knight Transportation, Inc.	68,431,093

	Total Common Stocks (cost $1,394,865,653)	1,930,155,187

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	PREFERRED STOCKS 2.1%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	$114,644
161,519	Nanosys, Inc., Series E Pfd.* *** †	111,739

		226,383

	Oil & Gas Equipment & Services 0.7%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd.* *** †	12,566,973

	Systems Software 1.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	6,386,715
33,296	DocuSign, Inc., Series B Pfd.* *** †	635,724
9,974	DocuSign, Inc., Series B-1 Pfd.* *** †	190,435
23,905	DocuSign, Inc., Series D Pfd.* *** †	456,420
618,152	DocuSign, Inc., Series E Pfd.* *** †	11,802,438
157,124	DocuSign, Inc., Series F Pfd.* *** †	2,999,984
505,604	ForeScout Technologies, Inc., Series G* *** †	6,000,003

		28,471,719

	Total Preferred Stocks (cost $43,534,917)	41,265,075

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.* *** †	2,901,949
	Greenspring Global Partners III-B, L.P.* *** †	1,460,255

		4,362,204

	Total Limited Partnership Interest (cost $4,627,648)	4,362,204

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.3%

	Repurchase Agreement 2.3%
$45,601,306	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $46,340,000 of United States Treasury Notes 2.000% due 11/15/21; value: $46,513,775; repurchase proceeds: $45,601,306†† (cost $45,601,306)	$45,601,306

	Total Short-Term Investments (cost $45,601,306)	45,601,306

	Total Investments (cost $1,488,629,524) 100.6%§	2,021,383,772
	Liabilities less Other Assets (0.6%)	(11,814,674)

	NET ASSETS 100.0%	$2,009,569,098

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

	‡‡Affiliated company (see Note 6).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.83%.

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.7
Canada	0.8
Germany	0.9
India	10.3
Ireland	2.3
Japan	0.9
Switzerland	0.3
United Arab Emirates	1.6
United Kingdom	1.1
United States	81.1

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 91.8%

	Aerospace & Defense 2.8%
162,809	HEICO Corp., Class A	$8,010,203

	Airlines 4.5%
38,734	Allegiant Travel Co.	6,500,727
154,044	Spirit Airlines, Inc.*	6,138,654

		12,639,381

	Application Software 3.6%
192,664	Ebix, Inc.	6,317,453
99,418	Globant S.A.* (Argentina)	3,729,169

		10,046,622

	Asset Management & Custody Banks 4.0%
249,289	Ares Capital Corp.	3,552,368
118,478	Artisan Partners Asset Management, Inc.	4,272,317
29,100	Virtus Investment Partners, Inc.	3,418,086

		11,242,771

	Auto Parts & Equipment 1.8%
107,006	Dorman Products, Inc.*	5,079,575

	Building Products 1.5%
98,614	Caesarstone Sdot-Yam Ltd.* (Israel)	4,273,931

	Consumer Finance 4.3%
26,298	Credit Acceptance Corp.*	5,628,298
102,036	PRA Group, Inc.*	3,539,629
122,543	Shriram City Union Finance Ltd. (India)	2,945,200

		12,113,127

	Diversified Banks 2.5%
2,552,010	City Union Bank Ltd. (India)	3,548,945
307,077	Yes Bank Ltd. (India)	3,369,637

		6,918,582

	Diversified Support Services 1.7%
126,705	Copart, Inc.*	4,816,057

	Electronic Manufacturing Services 2.3%
276,178	Fabrinet*	6,578,560

	Fertilizers & Agricultural Chemicals 0.5%
461,683	Intrepid Potash, Inc.*	1,361,965

	Footwear 1.9%
172,745	Skechers U.S.A., Inc., Class A*	5,218,626

	Health Care Facilities 3.1%
391,630	Ensign Group, Inc. (The)	8,862,587

	Health Care REITs 4.6%
684,712	CareTrust REIT, Inc.	7,497,596
278,354	Sabra Health Care REIT, Inc.	5,631,102

		13,128,698

	Health Care Services 3.7%
98,051	Air Methods Corp.*	4,111,278
39,252	Landauer, Inc.	1,292,176
112,800	LHC Group, Inc.*	5,108,712

		10,512,166

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Homebuilding 2.1%
245,457	LGI Homes, Inc.*	$5,971,969

	Homefurnishing Retail 1.8%
239,052	Select Comfort Corp.*	5,118,103

	Hotel & Resort REITs 2.6%
607,299	Summit Hotel Properties, Inc.	7,257,223

	Internet Software & Services 1.7%
58,943	Cimpress N.V.*	4,782,635

	IT Consulting & Other Services 2.8%
36,987	EPAM Systems, Inc.*	2,907,918
65,121	Luxoft Holding, Inc.*	5,022,783

		7,930,701

	Life Sciences Tools & Services 1.1%
38,026	ICON plc* (Ireland)	2,954,620

	Mortgage REITs 6.4%
949,169	Arbor Realty Trust, Inc.	6,786,558
287,065	Colony Capital, Inc., Class A	5,592,026
858,899	MFA Financial, Inc.	5,668,734

		18,047,318

	Oil & Gas Equipment & Services 0.7%
148,664	Geospace Technologies Corp.*	2,091,702

	Oil & Gas Exploration & Production 0.8%
1,086,218	Gran Tierra Energy, Inc.* (Colombia)	2,357,093

	Oil & Gas Refining & Marketing 0.9%
63,466	World Fuel Services Corp.	2,440,902

	Personal Products 2.9%
218,160	Nu Skin Enterprises, Inc., Class A	8,266,082

	Pharmaceuticals 3.9%
136,523	Cempra, Inc.*	4,249,961
191,491	Egalet Corp.*	2,110,231
2,961,806	Marksans Pharma Ltd. (India)	4,678,450

		11,038,642

	Property & Casualty Insurance 0.7%
103,534	Atlas Financial Holdings, Inc.*	2,060,327

	Regional Banks 11.6%
239,208	Avenue Financial Holdings, Inc.*	3,509,181
293,901	Customers Bancorp, Inc.*	7,999,985
178,417	People’s Utah Bancorp	3,070,557
150,328	Pinnacle Financial Partners, Inc.	7,720,846
98,951	Prosperity Bancshares, Inc.	4,735,795
154,706	Webster Financial Corp.	5,753,516

		32,789,880

	Research & Consulting Services 1.0%
174,073	Franklin Covey Co.*	2,913,982

	Restaurants 0.8%
207,570	Papa Murphy’s Holdings, Inc.*	2,337,238

	Semiconductor Equipment 1.3%
343,833	PDF Solutions, Inc.*	3,727,150

	Semiconductors 1.9%
238,084	Diodes, Inc.*	5,471,170

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Systems Software 1.2%
171,597	AVG Technologies N.V.*	$3,440,520

	Technology Distributors 0.8%
234,398	Electro Rent Corp.	2,156,462

	Trucking 2.0%
133,864	Knight Transportation, Inc.	3,243,525
39,252	Old Dominion Freight Line, Inc.*	2,318,615

		5,562,140

	Total Common Stocks (cost $217,485,450)	259,518,710

	LIMITED PARTNERSHIP INTEREST 1.5%

	Oil & Gas Storage & Transportation 1.5%
119,053	Delek Logistics Partners L.P.	4,249,002

	Total Limited Partnership Interest (cost $5,184,560)	4,249,002

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.0%

	Repurchase Agreement 8.0%
$22,621,385	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $22,990,000 of United States Treasury Notes 2.000% due 11/15/21; value: $23,076,213; repurchase proceeds: $22,621,385 (cost $22,621,385)	$22,621,385

	Total Short-Term Investments (cost $22,621,385)	22,621,385

	Total Investments (cost $245,291,395) 101.3%	286,389,097
	Liabilities less Other Assets (1.3%)	(3,602,902)

	NET ASSETS 100.0%	$282,786,195

	*Non-income producing.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.4
Colombia	0.9
India	5.5
Ireland	1.1
Israel	1.6
United States	89.5

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 81.0%

	Asset Management & Custody Banks 9.9%
20,000	Alcentra Capital Corp.	$232,000
107,137	American Capital Senior Floating Ltd.	1,053,157
16,100	Ameriprise Financial, Inc.	1,713,362
6,000	Capitala Finance Corp.	72,480
96,179	Ellington Financial, LLC	1,613,883
214,050	Medallion Financial Corp.	1,506,912
127,279	NorthStar Asset Management Group, Inc.	1,545,167
24,000	PennantPark Investment Corp.	148,320

		7,885,281

	Automotive Retail 1.6%
30,700	Penske Automotive Group, Inc.	1,299,838

	Broadcasting 3.8%
63,000	CBS Corp., Class B	2,969,190

	Cable & Satellite 4.5%
63,000	Comcast Corp., Class A	3,555,090

	Consumer Finance 6.1%
33,230	Capital One Financial Corp.	2,398,541
45,900	Discover Financial Services	2,461,158

		4,859,699

	Data Processing & Outsourced Services 6.3%
26,250	MasterCard, Inc., Class A	2,555,700
31,640	Visa, Inc., Class A	2,453,682

		5,009,382

	Diversified REITs 5.7%
213,493	Gramercy Property Trust	1,648,169
137,350	NorthStar Realty Finance Corp.	2,339,070
355,714	Star Asia Financial Ltd.* *** †	533,571

		4,520,810

	Fertilizers & Agricultural Chemicals 3.2%
25,800	Monsanto Co.	2,541,816

	Health Care Distributors 1.2%
4,960	McKesson Corp.	978,261

	Integrated Oil & Gas 3.5%
107,450	Suncor Energy, Inc. (Canada)	2,775,109

	Integrated Telecommunication Services 1.1%
19,400	Verizon Communications, Inc.	896,668

	Mortgage REITs 22.3%
13,000	Blackstone Mortgage Trust, Inc., Class A	347,880
120,991	Colony Capital, Inc., Class A	2,356,905
176,200	Great Ajax Corp.	2,135,544
435,600	MFA Financial, Inc.	2,874,960
185,500	New Residential Investment Corp.	2,255,680
104,500	PennyMac Mortgage Investment Trust	1,594,670
110,400	Starwood Property Trust, Inc.	2,269,824
224,200	Two Harbors Investment Corp.	1,816,020
135,768	ZAIS Financial Corp.	2,047,381

		17,698,864

	Oil & Gas Exploration & Production 0.5%
82,492	Evolution Petroleum Corp.	396,787

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Personal Products 4.6%
31,574	Herbalife Ltd.*	$1,692,998
51,500	Nu Skin Enterprises, Inc., Class A	1,951,335

		3,644,333

	Railroads 2.0%
28,800	Canadian National Railway Co. (Canada)	1,610,701

	Technology Hardware, Storage & Peripherals 2.1%
15,900	Apple, Inc.	1,673,634

	Trading Companies & Distributors 2.6%
24,900	TAL International Group, Inc.*	395,910
8,130	W.W. Grainger, Inc.	1,647,057

		2,042,967

	Total Common Stocks (cost $64,998,023)	64,358,430

	EXCHANGE-TRADED FUNDS 1.0%

	Asset Management & Custody Banks 1.0%
12,000	PowerShares Dynamic Pharmaceuticals Portfolio	839,640

	Total Exchange-Traded Funds (cost $345,703)	839,640

	LIMITED PARTNERSHIP INTEREST 9.7%

	Asset Management & Custody Banks 6.0%
	Blackstone Group L.P.	2,523,412
	KKR & Co. L.P.	2,277,699

		4,801,111

	Oil & Gas Storage & Transportation 3.7%
	Magellan Midstream Partners L.P.	2,946,506

	Total Limited Partnership Interest (cost $8,912,602)	7,747,617

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$206,604	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D* *** † §§ (Canada)	$642
	Total Corporate Bonds (cost $152,584)	642

	SHORT-TERM INVESTMENTS 8.3%

	Repurchase Agreement 8.3%
6,563,336	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $6,645,000 of United States Treasury Notes 2.125% due 12/31/21; value: $6,694,838; repurchase proceeds: $6,563,336 (cost $6,563,336)	6,563,336

	Total Short-Term Investments (cost $6,563,336)	6,563,336

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Value
	Total Investments (cost $80,972,248) 100.0%	$79,509,665
	Liabilities less Other Assets (<0.1%)	(28,581)

	NET ASSETS 100.0%	$79,481,084

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§§In default.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	6.0
United States	94.0

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 93.8%

	Air Freight & Logistics 1.1%
54,379	Echo Global Logistics, Inc.*	$1,108,788

	Application Software 8.9%
91,852	Exa Corp.*	1,066,402
39,374	Globant S.A.* (Argentina)	1,476,919
33,890	Interactive Intelligence Group, Inc.*	1,064,824
43,394	Paylocity Holding Corp.*	1,759,627
13,601	Ultimate Software Group, Inc.*	2,659,131
40,828	Zendesk, Inc.*	1,079,492

		9,106,395

	Biotechnology 10.7%
81,074	Argos Therapeutics, Inc.*	187,281
19,052	Bellicum Pharmaceuticals, Inc.*	386,184
82,374	ChemoCentryx, Inc.*	667,229
168,628	Cytokinetics, Inc.*	1,763,849
27,371	Esperion Therapeutics, Inc.*	609,279
100,306	Exact Sciences Corp.*	925,824
15,694	Flexion Therapeutics, Inc.*	302,423
121,502	Inovio Pharmaceuticals, Inc.*	816,494
193,443	MEI Pharma, Inc.*	309,509
31,845	Pfenex, Inc.*	394,241
247,904	Sangamo BioSciences, Inc.*	2,263,364
52,715	Seattle Genetics, Inc.*	2,365,849

		10,991,526

	Building Products 0.7%
17,787	Trex Co., Inc.*	676,618

	Communications Equipment 0.0%
3,515	Xtera Communications, Inc.* *** †	13,049

	Diversified Banks 2.7%
1,016,581	City Union Bank Ltd. (India)	1,413,705
118,351	Yes Bank Ltd. (India)	1,298,697

		2,712,402

	Electronic Manufacturing Services 1.7%
19,934	IPG Photonics Corp.*	1,777,315

	Environmental & Facilities Services 1.1%
19,064	Waste Connections, Inc.	1,073,685

	Food Distributors 0.7%
41,702	Chefs’ Warehouse, Inc. (The)*	695,589

	Footwear 1.2%
40,370	Skechers U.S.A., Inc., Class A*	1,219,578

	General Merchandise Stores 0.4%
26,051	Ollie’s Bargain Outlet Holdings, Inc.*	443,128

	Health Care Equipment 6.2%
103,505	AtriCure, Inc.*	2,322,652
70,051	Entellus Medical, Inc.*	1,181,060
85,890	Novadaq Technologies, Inc.* (Canada)	1,094,239
83,583	Oxford Immunotec Global plc*	961,204
69,767	Tandem Diabetes Care, Inc.*	823,948

		6,383,103

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Homebuilding 2.1%
24,306	Installed Building Products, Inc.*	$603,518
63,631	LGI Homes, Inc.*	1,548,142

		2,151,660

	Industrial Machinery 3.6%
61,100	Arcam AB* (Sweden)	1,326,343
37,056	Proto Labs, Inc.*	2,360,097

		3,686,440

	Internet Retail 2.5%
88,478	MakeMyTrip Ltd.* (India)	1,518,283
20,836	Wayfair, Inc., Class A*	992,210

		2,510,493

	Internet Software & Services 10.2%
17,297	Cimpress N.V.*	1,403,479
59,265	Cornerstone OnDemand, Inc.*	2,046,421
36,318	Cvent, Inc.*	1,267,861
29,152	Demandware, Inc.*	1,573,333
45,429	Reis, Inc.	1,078,030
43,295	SciQuest, Inc.*	561,536
18,592	Shutterstock, Inc.*	601,265
27,284	SPS Commerce, Inc.*	1,915,610

		10,447,535

	IT Consulting & Other Services 1.5%
13,906	Cognizant Technology Solutions Corp., Class A*	834,638
9,368	Luxoft Holding, Inc.*	722,554

		1,557,192

	Life Sciences Tools & Services 1.7%
45,313	Fluidigm Corp.*	489,833
15,847	ICON plc* (Ireland)	1,231,312

		1,721,145

	Managed Health Care 1.3%
25,957	HealthEquity, Inc.*	650,742
69,467	Trupanion, Inc.*	677,998

		1,328,740

	Oil & Gas Equipment & Services 0.3%
2,358	Core Laboratories N.V.	256,409

	Oil & Gas Exploration & Production 0.2%
18,589	EP Energy Corp., Class A*	81,420
20,479	WPX Energy, Inc.*	117,549

		198,969

	Oil & Gas Refining & Marketing 0.2%
144,050	Amyris, Inc.*	233,361

	Packaged Foods & Meats 3.0%
213,467	Freshpet, Inc.*	1,812,335
13,274	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,283,935

		3,096,270

	Pharmaceuticals 6.2%
15,211	Aerie Pharmaceuticals, Inc.*	370,388
163,506	Auris Medical Holding AG* (Switzerland)	799,544
87,250	Cardiovascular Systems, Inc.*	1,319,220
46,008	Cempra, Inc.*	1,432,229
103,585	Egalet Corp.*	1,141,507
23,929	Intra-Cellular Therapies, Inc.*	1,287,141

		6,350,029

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Regional Banks 2.4%
81,152	Avenue Financial Holdings, Inc.*	$1,190,500
44,397	Customers Bancorp, Inc.*	1,208,486

		2,398,986

	Restaurants 1.5%
2,932	Chuy’s Holdings, Inc.*	91,889
44,633	Jubilant Foodworks Ltd. (India)	999,509
16,443	Zoe’s Kitchen, Inc.*	460,075

		1,551,473

	Semiconductor Equipment 1.8%
169,205	PDF Solutions, Inc.*	1,834,182

	Semiconductors 5.0%
21,858	Cavium, Inc.*	1,436,289
19,991	Monolithic Power Systems, Inc.	1,273,627
14,275	NVE Corp.	801,969
33,760	Power Integrations, Inc.	1,641,749

		5,153,634

	Specialized Consumer Services 0.7%
51,363	LifeLock, Inc.*	737,059

	Specialized Finance 0.6%
21,918	CRISIL Ltd. (India)	647,042

	Specialty Chemicals 2.5%
34,925	Balchem Corp.	2,123,440
453,999	EcoSynthetix, Inc.* (Canada)	444,791

		2,568,231

	Specialty Stores 1.6%
70,013	DavidsTea, Inc.* (Canada)	867,461
24,494	Five Below, Inc.*	786,257

		1,653,718

	Systems Software 8.1%
53,954	FleetMatics Group plc*	2,740,324
82,526	Infoblox, Inc.*	1,517,653
5,598	NetSuite, Inc.*	473,703
44,037	Qualys, Inc.*	1,457,184
122,899	TubeMogul, Inc.*	1,671,426
27,572	VASCO Data Security International, Inc.*	461,280

		8,321,570

	Technology Hardware, Storage & Peripherals 0.5%
102,748	Intevac, Inc.*	483,943

	Trucking 0.9%
37,241	Knight Transportation, Inc.	902,349

	Total Common Stocks (cost $75,057,783)	95,991,606

	PREFERRED STOCKS 1.4%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	28,661
40,380	Nanosys, Inc., Series E Pfd.* *** †	27,935

		56,596

	Health Care Technology 0.4%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	429,121

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 0.9%
435,920	Drilling Info Holdings, Inc., Series B Pfd.* *** †	$941,500

	Total Preferred Stocks (cost $2,171,238)	1,427,217

	LIMITED PARTNERSHIP INTEREST 4.0%

	Asset Management & Custody Banks 4.0%
	Greenspring Global Partners II-B, L.P.* *** †	2,611,741
	Greenspring Global Partners III-B, L.P.* *** †	1,460,255

		4,071,996

	Total Limited Partnership Interest (cost $4,314,577)	4,071,996

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
$1,270,940	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $1,295,000 of United States Treasury Notes 2.000% due 11/15/21; value: $1,299,856; repurchase proceeds: $1,270,940†† (cost $1,270,940)	$1,270,940

	Total Short-Term Investments (cost $1,270,940)	1,270,940

	Total Investments (cost $82,814,538) 100.4%§	102,761,759
	Liabilities less Other Assets (0.4%)	(443,983)

	NET ASSETS 100.0%	$102,317,776

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.30%.

See Notes to Schedules of Investments.

At December 31, 2015, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.4
Canada	2.4
India	7.1
Ireland	1.2
Sweden	1.3
Switzerland	0.8
United States	85.8

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS 93.5%

	Aerospace & Defense 2.4%
313,789	Avon Rubber plc (United Kingdom)	$4,578,532

	Air Freight & Logistics 0.6%
8,100	FedEx Corp.	1,206,819

	Alternative Carriers 2.5%
767,227	Gamma Communications plc (United Kingdom)	4,865,171

	Apparel, Accessories & Luxury Goods 0.3%
36,419	Burberry Group plc (United Kingdom)	641,430

	Application Software 0.5%
77,619	Fukui Computer Holdings, Inc. (Japan)	800,246
11,380	Pro-Ship, Inc. (Japan)	213,279

		1,013,525

	Asset Management & Custody Banks 2.2%
23,590	Ameriprise Financial, Inc.	2,510,448
93,075	NorthStar Asset Management Group, Inc.	1,129,930
252,100	Tarpon Investimentos S.A. (Brazil)	550,351

		4,190,729

	Automotive Retail 5.3%
303,000	Mekonomen AB (Sweden)	6,193,686
51,100	Penske Automotive Group, Inc.	2,163,574
95,876	Yellow Hat Ltd. (Japan)	1,966,615

		10,323,875

	Biotechnology 4.9%
562,865	Abcam plc (United Kingdom)	5,516,698
180,800	Bioventix plc (United Kingdom)	3,364,211
64,655	OPKO Health, Inc.*	649,783

		9,530,692

	Broadcasting 1.9%
53,100	CBS Corp., Class B	2,502,603
44,145	Discovery Communications, Inc.*	1,177,789

		3,680,392

	Cable & Satellite 1.6%
54,982	Comcast Corp., Class A	3,102,634

	Communications Equipment 0.3%
18,223	EVS Broadcast Equipment S.A. (Belgium)	574,523
251	Xtera Communications, Inc.* *** †	932

		575,455

	Construction Machinery & Heavy Trucks 1.1%
195,337	Morita Holdings Corp. (Japan)	2,116,906

	Consumer Electronics 2.8%
1,055,678	Sprue Aegis plc (United Kingdom)	5,367,894

	Consumer Finance 5.8%
40,200	Capital One Financial Corp.	2,901,636
53,236	Discover Financial Services	2,854,514
60,200	Encore Capital Group, Inc.*	1,750,616
62,500	PRA Group, Inc.*	2,168,125
232,000	SLM Corp.*	1,512,640

		11,187,531

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Diversified Support Services 0.7%
1,679,284	Blue Label Telecoms Ltd. (South Africa)	$1,319,300

	Education Services 1.3%
569,000	Kroton Educacional S.A. (Brazil)	1,361,020
26,915	TAL Education Group ADR* (China)	1,250,740

		2,611,760

	Electronic Equipment & Instruments 2.2%
20,145	Barco N.V. (Belgium)	1,349,080
71,562	Kapsch TrafficCom AG (Austria)	2,898,493

		4,247,573

	Fertilizers & Agricultural Chemicals 1.0%
20,100	Monsanto Co.	1,980,252

	Food Retail 3.0%
49,469	Arcs Co. Ltd. (Japan)	1,090,213
1,075,742	Majestic Wine plc (United Kingdom)	4,756,448

		5,846,661

	Health Care Distributors 1.5%
38,577	Dvx, Inc. (Japan)	357,068
12,800	McKesson Corp.	2,524,544

		2,881,612

	Health Care Equipment 3.2%
107,722	DiaSorin S.p.A. (Italy)	5,659,812
3	LivaNova plc*	178
20,002	Techno Medica Co. Ltd. (Japan)	479,975

		6,139,965

	Health Care Services 0.5%
34,286	BML, Inc. (Japan)	1,026,832

	Health Care Supplies 3.8%
2,090,038	Advanced Medical Solutions Group plc (United Kingdom)	5,583,230
2,566,627	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	1,778,321

		7,361,551

	Health Care Technology 1.2%
55,451	Software Service, Inc. (Japan)	2,382,223

	Home Entertainment Software 7.0%
160,097	Activision Blizzard, Inc.	6,197,355
215,367	Take-Two Interactive Software, Inc.*	7,503,386

		13,700,741

	Home Improvement Retail 0.5%
39,599	Arcland Sakamoto Co. Ltd. (Japan)	915,456

	Homebuilding 0.5%
13,286	Token Corp. (Japan)	1,025,368

	Household Appliances 3.3%
121,965	iRobot Corp.*	4,317,561
133,188	SodaStream International Ltd.* (Israel)	2,172,296

		6,489,857

	Human Resource & Employment Services 0.5%
202,466	Creek & River Co. Ltd. (Japan)	994,633

	Hypermarkets & Super Centers 1.4%
16,900	Costco Wholesale Corp.	2,729,350

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Industrial Machinery 1.2%
26,314	Arcam AB* (Sweden)	$571,218
53,797	Fukushima Industries Corp. (Japan)	1,271,034
27,819	SLM Solutions Group AG* (Germany)	574,625

		2,416,877

	Internet Retail 5.5%
7,358	Amazon.com, Inc.*	4,973,198
148,774	Oisix, Inc.* (Japan)	2,582,007
1,665	Priceline Group, Inc. (The)*	2,122,792
89,450	Rakuten, Inc. (Japan)	1,030,135

		10,708,132

	Internet Software & Services 3.0%
18,400	Alibaba Group Holding Ltd. ADR* (China)	1,495,368
3,455	Alphabet, Inc., Class A*	2,688,024
292,017	NetGem S.A. (France)	692,077
26,454	Twitter, Inc.*	612,146
13,744	Zillow Group, Inc., Class A*	357,894

		5,845,509

	IT Consulting & Other Services 1.8%
59,814	Cognizant Technology Solutions Corp., Class A*	3,590,036

	Leisure Products 2.9%
24,802	Black Diamond, Inc.*	109,625
88,857	Escalade, Inc.	1,177,355
1,949,309	Photo-Me International plc (United Kingdom)	4,338,214

		5,625,194

	Life Sciences Tools & Services 1.5%
17,490	Tecan Group AG (Switzerland)	2,838,959

	Office Services & Supplies 0.3%
22,928	Herman Miller, Inc.	658,034

	Oil & Gas Refining & Marketing 0.8%
42,000	World Fuel Services Corp.	1,615,320

	Personal Products 1.8%
33,601	Herbalife Ltd.*	1,801,685
46,075	Nu Skin Enterprises, Inc., Class A	1,745,782

		3,547,467

	Pharmaceuticals 1.0%
2,496,180	SSY Group Ltd. (China)	644,138
11,763	Valeant Pharmaceuticals International, Inc.* (Canada)	1,195,709

		1,839,847

	Publishing 1.5%
80,871	New York Times Co. (The)	1,085,289
149,012	Next Co. Ltd. (Japan)	1,825,986

		2,911,275

	Real Estate Services 2.0%
67,159	Century 21 Real Estate of Japan Ltd. (Japan)	656,861
16,800	Jones Lang LaSalle, Inc.	2,685,648
841,300	LPS Brasil-Consultoria de Imoveis S.A. (Brazil)	479,452

		3,821,961

	Semiconductors 1.7%
137,000	ARM Holdings plc (United Kingdom)	2,097,923
296,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,288,641

		3,386,564

	Specialty Stores 1.9%
78,091	Fenix Outdoor International AG (Sweden)	3,769,589

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Shares		Value
	Systems Software 1.2%
29,500	Check Point Software Technologies Ltd.* (Israel)	$2,400,710

	Technology Hardware, Storage & Peripherals 1.6%
18,014	Apple, Inc.	1,896,154
574,475	Asetek A/S* (Norway)	1,167,694

		3,063,848

	Total Common Stocks (cost $162,448,504)	182,074,041

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.* *** †	290,193

	Total Limited Partnership Interest (cost $313,058)	290,193

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.5%

	Repurchase Agreement 6.5%
$12,631,450	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $12,840,000 of United States Treasury Notes 2.000% due 11/15/21; value: $12,888,150; repurchase proceeds: $12,631,450.†† (cost $12,631,450)	$12,631,450

	Total Short-Term Investments (cost $12,631,450)	12,631,450

	Total Investments (cost $175,393,012) 100.2%§	194,995,684
	Liabilities less Other Assets (0.2%)	(313,572)

	NET ASSETS 100.0%	$194,682,112

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 21.81%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	1.6
Belgium	1.1
Brazil	1.3
Canada	0.7
China	2.8
France	0.4
Germany	0.3
Israel	2.5
Italy	3.1
Japan	11.4
Norway	0.6
South Africa	0.7
Sweden	5.8
Switzerland	1.6
Taiwan	0.7
United Kingdom	22.5
United States	42.9

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES 8.2%
$1,000,000	Avis Budget Rental Car Funding AESOP, LLC, 2.50%, 7/20/21, Series 2015-1A, Class A	$987,515
500,000	Avis Budget Rental Car Funding AESOP, LLC, 2.63%, 12/20/21, Series 2015-2A, Class A	493,722
1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	1,602,389
439,815	Cronos Containers Program I Ltd., 3.27%, 11/18/29, Series 2014-2A, Class A (Bermuda)	429,007
500,000	Exeter Automobile Receivables Trust, 3.59%, 8/16/21, Series 2015-3A, Class B	499,372
1,250,000	GE Capital Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,253,349
1,000,000	Hertz Vehicle Financing, LLC, 1.83%, 8/25/19, Series 2013-1A, Class A2	986,731
748,125	Wendys Funding LLC, 3.371%, 6/15/45, Series 2015-1A, Class A2I	729,954
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	585,496
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,441,585

	Total Asset-Backed Securities (cost $9,145,866)	9,009,120

	COLLATERALIZED MORTGAGE OBLIGATIONS 16.0%
313,899	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	312,213
605,546	Federal Home Loan Mortgage Corp., 1.50%, 7/15/23, Series 4221, Class HJ	601,966
37,535	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	37,633
12,740	Federal Home Loan Mortgage Corp., 2.498%, 8/1/33, Series 847281†††	13,234
58,132	Federal Home Loan Mortgage Corp., 2.522%, 5/1/31, Series 847292†††	61,282
59,829	Federal Home Loan Mortgage Corp., 2.571%, 12/1/32, Series 847527†††	63,410
158,389	Federal Home Loan Mortgage Corp., 2.973%, 1/1/25, Series 775629†††	162,291
100,759	Federal Home Loan Mortgage Corp., 3.064%, 5/1/25, Series 775617†††	104,921
355,871	Federal Home Loan Mortgage Corp., 3.50%, 6/15/25, Series 4057, Class VB	374,809
710,000	Federal Home Loan Mortgage Corp., 3.50%, 7/15/45, Series 4495, Class JC	664,922
426,489	Federal Home Loan Mortgage Corp., 4.00%, 11/15/38, Series 3740, Class AB	449,174
37,380	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	41,298
154,630	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	172,762
364,203	Federal National Mortgage Assoc., 2.055%, 1/1/35, Series 825245†††	384,214
252,244	Federal National Mortgage Assoc., 2.086%, 12/1/35, Series 848390†††	264,161
81,543	Federal National Mortgage Assoc., 2.285%, 11/1/34, Series 782320†††	86,184
65,848	Federal National Mortgage Assoc., 2.411%, 2/1/21, Series 313380†††	67,312
1,000,000	Federal National Mortgage Assoc., 2.42%, 4/1/22, Series AM8263	993,189
510,585	Federal National Mortgage Assoc., 2.50%, 12/25/41, Series 2012-61, Class KD	501,871
43,663	Federal National Mortgage Assoc., 2.758%, 1/1/18, Series 57735†††	43,743
987,428	Federal National Mortgage Assoc., 3.00%, 1/1/28, Series AB7546	1,022,724
105,167	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	108,522
1,421,889	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,494,770
885,518	Federal National Mortgage Assoc., 3.50%, 5/1/33, Series AB9412	925,861
750,000	Federal National Mortgage Assoc., 3.50%, 4/25/42, Series 2015-56, Class ME	759,817
535,281	Federal National Mortgage Assoc., 3.50%, 10/1/42, Series MA1209	545,934
98,196	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	102,776
3,832	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	3,832
512,000	Federal National Mortgage Assoc., 4.00%, 9/25/33, Series 2014-67, Class VK	549,229
52,517	Federal National Mortgage Assoc., 4.079%, 7/1/19, Series 070377†††	54,632
778,221	Federal National Mortgage Assoc., 4.55%, 10/1/33, Series 386320	784,108
173,130	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	190,546
265,886	Federal National Mortgage Assoc., 8.113%, 11/25/44, Series 2014-73, Class US†††	264,926
190,331	Government National Mortgage Assoc., 1.75%, 1/20/30, Series 80364†††	196,091
462,561	Government National Mortgage Assoc., 1.75%, 6/20/30, Series 80416†††	474,530
389,618	Government National Mortgage Assoc., 1.875%, 9/20/34, Series 81054†††	403,110
132,684	Government National Mortgage Assoc., 2.375%, 7/20/34, Series 80987†††	136,657
264,029	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	267,661
177,170	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	178,775
512,727	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	528,395
211,386	Government National Mortgage Assoc., 3.50%, 1/20/37, Series 2009-31, Class PD	212,243
555,915	Government National Mortgage Assoc., 3.50%, 7/20/40, Series 2012-10, Class LA	579,995
40,720	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	41,051

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Value
361,138	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	$374,583
321,277	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	334,038
332,015	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	352,845
286,825	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	305,558
176,862	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	187,309
286,075	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	306,132
229,025	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	235,579
34,652	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	36,586
373,438	Government National Mortgage Assoc., 7.896%, 4/20/45, Series 2015-53, Class US, INV FL†††	380,586

	Total Collateralized Mortgage Obligations (cost $17,695,366)	17,739,990

	COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
1,000,000	Banc of America Commercial Mortgage Trust, 5.619%, 4/10/49, Series 2007-2, Class A4†††	1,011,973
679,094	JP Morgan Chase Commercial Mortgage Securities Trust, 5.42%, 1/15/49, Series 2007-LDPX, Class A3	693,086
978,142	LB-UBS Commercial Mortgage Trust, 5.858%, 7/15/40, Series 2007-C6, Class A4†††	1,006,322
671,311	Merrill Lynch Mortgage Trust, 5.739%, 8/12/43, Series 2006-C2, Class A1A†††	678,660
261,670	Morgan Stanley Capital I Trust, 5.332%, 12/15/43, Series 2006-IQ12, Class A4	266,313
200,000	RBSCF Trust, 5.692%, 4/16/49, Series 2010-RR4, Class MSCA†††	205,364
321,661	RBSCF Trust, 5.952%, 2/16/51, Series 2010-RR3, Class WBTA†††	326,592
761,193	Wachovia Bank Commercial Mortgage Trust Series, 5.308%, 11/15/48, Series 2006-C29, Class A4	771,591

	Total Commercial Mortgage-Backed Securities (cost $5,026,204)	4,959,901

	CORPORATE BONDS 42.5%

	Aerospace & Defense 0.9%
1,000,000	Lockheed Martin Corp., 3.35%, 9/15/21	1,024,432

	Air Freight & Logistics 0.6%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	671,040

	Beverages-Non-alcoholic 1.2%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	524,982
750,000	PepsiCo, Inc., 5.00%, 6/1/18	811,591

		1,336,573

	Cable & Satellite 0.7%
750,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 5.20%, 3/15/20	812,255

	Construction Machinery & Heavy Trucks 1.4%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	535,850
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	1,004,333

		1,540,183

	Consumer Finance 0.9%
1,000,000	American Express Credit Corp., 2.25%, 8/15/19 MTN	1,000,175

	Cosmetics & Toiletries 0.4%
337,806	Procter & Gamble – ESOP, 9.36%, 1/1/21, Series A	403,189

	Diversified Banks 6.0%
750,000	Bank of America Corp., 2.60%, 1/15/19	752,444
500,000	Bank of America Corp., 3.75%, 7/12/16, Series 1	506,270
500,000	Bank of America Corp., 5.875%, 1/5/21	565,871
600,000	City National Corp., 5.25%, 9/15/20	666,263
1,250,000	Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	1,282,975
1,000,000	US Bancorp, 2.20%, 11/15/16 MTN	1,009,639
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,148,023
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	756,063

		6,687,548

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Value
	Diversified Financial Services 3.3%
1,000,000	General Electric Capital Corp., 4.65%, 10/17/21 MTN	$1,107,168
1,350,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	1,411,347
1,000,000	General Electric Capital Corp., 5.625%, 5/1/18 MTN	1,090,601

		3,609,116

	Diversified Financial Services 1.4%
750,000	Franklin Resources, Inc., 4.625%, 5/20/20	810,674
750,000	New York Life Global Funding, 2.15%, 6/18/19	749,399

		1,560,073

	Electric Utilities 1.9%
1,000,000	Integrys Holding, Inc., 4.17%, 11/1/20	1,056,277
1,000,000	TECO Finance, Inc., 6.572%, 11/1/17	1,077,516

		2,133,793

	Enterprise Software & Services 2.1%
1,000,000	CA, Inc., 5.375%, 12/1/19	1,079,105
1,250,000	Oracle Corp., 2.50%, 10/15/22	1,220,709

		2,299,814

	Finance-Auto Loans 0.4%
400,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	426,351

	Finance-Credit Card 0.9%
975,000	American Express Co., 6.15%, 8/28/17	1,043,854

	Health Care Facilities 0.7%
750,000	Express Scripts Holding Co., 3.90%, 2/15/22	770,387

	Instruments-Scientific 0.7%
700,000	Thermo Fisher Scientific, Inc., 4.70%, 5/1/20	745,445

	Integrated Telecommunication Services 0.9%
66,549	Ameritech Capital Funding, 9.10%, 6/1/16	68,274
870,000	AT&T, Inc., 5.50%, 2/1/18	930,020

		998,294

	Investment Banking & Brokerage 1.0%
1,000,000	Morgan Stanley, 5.50%, 7/24/20 MTN	1,112,615

	Medical Instruments 1.1%
1,100,000	Medtronic, Inc., 4.45%, 3/15/20	1,184,478

	Medical-Health Maintenance Organizations 1.0%
1,000,000	Coventry Health Care, Inc., 5.95%, 3/15/17	1,050,119

	Movies & Entertainment 1.3%
1,000,000	Walt Disney Co. (The), 2.75%, 8/16/21	1,016,551
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	375,706

		1,392,257

	Multimedia 0.8%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	893,260

	Office Furnishings-Orig 0.5%
500,000	Steelcase, Inc., 6.375%, 2/15/21	547,422

	Oil Companies-Integrated 0.9%
1,000,000	Phillips 66, 4.30%, 4/1/22	1,028,797

	Other Diversified Financial Services 1.3%
1,350,000	JPMorgan Chase & Co., 4.35%, 8/15/21	1,436,715

	Pharmaceuticals 2.1%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	797,925
725,000	Pharmacia Corp., 6.50%, 12/1/18	817,785

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Value
575,000	Pharmacia Corp., 6.75%, 12/15/27	$714,859

		2,330,569

	Property & Casualty Insurance 1.0%
1,000,000	CNA Financial Corp., 7.35%, 11/15/19	1,151,327

	Railroads 1.0%
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,100,255

	Regional Banks 3.2%
1,500,000	BB&T Corp., 2.15%, 3/22/17 MTN	1,511,568
1,200,000	Fifth Third Bancorp, 5.45%, 1/15/17	1,244,028
750,000	SunTrust Banks, Inc., 3.50%, 1/20/17	762,945

		3,518,541

	Semiconductor Equipment 0.7%
700,000	Applied Materials, Inc., 4.30%, 6/15/21	747,020

	Specialty Chemicals 1.2%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,373,575

	Steel 1.0%
1,000,000	Nucor Corp., 5.75%, 12/1/17	1,056,606

	Total Corporate Bonds (cost $47,020,108)	46,986,078

	MUNICIPAL BONDS 4.8%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	664,696
730,000	City of Dublin OH, 5.00%, 12/1/22, Series B	821,812
695,000	City of Westminster CO, 2.415%, 12/1/19, Series B	692,296
567,586	Minnesota Housing Finance Agency, 2.70%, 9/1/41	562,858
415,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19, Class B	456,085
500,000	State of Louisiana, 5.00%, 7/15/26, Series C	591,330
1,100,000	State of New York Mortgage Agency, 3.653%, 4/1/23	1,137,048
310,000	Township of Robbinsville, 4.00%, 7/15/23, Series B	326,793

	Total Municipal Bonds (cost $5,176,116)	5,252,918

Shares		Value
	EXCHANGE-TRADED FUNDS 0.7%

	Asset Management & Custody Banks 0.7%
9,000	iShares S&P U.S. Preferred Stock Index Fund ETF	$349,650
25,000	Market Vectors Preferred Securities ex Financials ETF	478,750

		828,400

	Total Exchange-Traded Funds (cost $881,693)	828,400

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 9.5%
$1,500,000	Federal Farm Credit Banks, 1.97%, 4/21/21	$1,490,501
2,000,000	Federal Farm Credit Banks, 2.29%, 4/14/22	1,995,498
1,000,000	Federal Farm Credit Banks, 2.35%, 4/14/22	1,000,063
1,050,000	Federal Farm Credit Banks, 2.60%, 10/6/22	1,056,292
1,000,000	Federal Home Loan Bank, 1.15%, 11/28/17	998,106
1,500,000	Federal Home Loan Mortgage Corp., 2.50%, 5/27/16	1,511,538
420,143	New Valley Generation IV, 4.687%, 1/15/22	450,288
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	873,234

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount		Value
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	$1,096,422

	Total U.S. Government Agency Securities (cost $10,431,899)	10,471,942

	U.S. TREASURY NOTES 10.0%
1,750,000	U.S. Treasury Note, 3.125%, 5/15/21	1,861,153
3,125,000	U.S. Treasury Note, 3.25%, 12/31/16	3,198,975
4,100,000	U.S. Treasury Note, 3.625%, 8/15/19	4,402,055
1,500,000	U.S. Treasury Note, 3.625%, 2/15/20	1,617,891

	Total U.S. Treasury Notes (cost $11,060,541)	11,080,074

Shares		Value
	PREFERRED STOCKS 1.1%

	Consumer Finance 0.3%
12,000	Capital One Financial Corp., 6.70%, Series D Ptd. §§§	$330,600

	Diversified Banks 0.8%
20,000	Bank of America Corp., 6.625%, Series W Ptd. §§§	536,000
12,000	Citigroup, Inc., 6.875%, Series L Pfd. §§§	329,040

		865,040

	Total Preferred Stocks (cost $1,145,092)	1,195,640

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.0%

	Repurchase Agreement 2.0%
$2,197,550	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $2,325,000 of United States Treasury Notes 2.000% due 11/15/21; value: $2,243,381; repurchase proceeds: $2,197,550 (cost $2,197,550)	$2,197,550

	Total Short-Term Investments (cost $2,197,550)	2,197,550

	Total Investments (cost $109,780,435) 99.3%	109,721,613
	Other Assets less Liabilities 0.7%	828,675

	NET ASSETS 100.0%	$110,550,288

†††Variable rate securities.

§§§ Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

ESOP Employee Stock Ownership Plan.

ETF Exchange-Traded Fund.

MTN Medium Term Note.

See Notes to Schedules of Investments.

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2015 (Unaudited)

At December 31, 2015, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	0.4
United Kingdom	0.7
United States	98.9

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.7%
$150,000,000	U.S. Treasury Bond, 2.50%, 2/15/45	$134,584,050
47,400,000	U.S. Treasury Bond, 2.875%, 5/15/43	46,215,000
50,000,000	U.S. Treasury Bond, 2.875%, 8/15/45	48,560,550
8,000,000	U.S. Treasury Bond, 3.125%, 2/15/42	8,260,312
34,000,000	U.S. Treasury Bond, 3.125%, 8/15/44	34,747,728
18,100,000	U.S. Treasury Bond, 3.75%, 11/15/43	20,847,526
77,000,000	U.S. Treasury Strip, principal only, 5/15/44	31,701,593

	Total U.S. Government Obligations (cost $334,766,818)	324,916,759

	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
1,372,172	Repurchase Agreement dated 12/31/15, 0.00% due 1/4/16 with State Street Bank and Trust Co. collateralized by $1,395,000 of United States Treasury Notes 2.000% due 11/15/21; value: $1,400,231; repurchase proceeds: $1,372,172. (cost $1,372,172)	1,372,172

	Total Short-Term Investments (cost $1,372,172)	1,372,172

	Total Investments (cost $336,138,990) 99.1%	326,288,931
	Other Assets less Liabilities 0.9%	2,934,795

	NET ASSETS 100.0%	$329,223,726

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	DECEMBER 31, 2015 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently five funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, as well as the Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2015. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 9.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 2:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions; such distributions are recorded as a reduction to cost of the related security or as realized gain/loss.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

SECURITIES AND OTHER INVESTMENTS (continued)

value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets where direct investment is not allowed, such as Saudi Arabia. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

Unfunded Commitments – The equity Funds may participate in unfunded loan commitments. Pursuant to the terms of a Convertible Note Purchase Agreement, Micro Cap Value and Ultra Growth Funds held unfunded loan commitments at the end of the period. The Funds are obligated to fund these loan commitments at the borrower’s discretion. As of December 31, 2015, the total amount of unfunded commitments for each fund was as follows:

	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Acetylon Pharmaceuticals, Inc. Convertible Promissory Note (structured as a Line of Credit), 12.00%, 12-31-17	$500,000	$—

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

Options written activity during the period ended December 31, 2015 was as follows:

	Options Outstanding at 9/30/2015	Written	Closed	Exercised	Expired	Options Outstanding at 12/31/2015
Large Cap Value Fund
Premium amount	$—	$36,074	$—	$—	$(13,824)	$22,250
Number of contracts	—	300	—	—	(100)	200

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2015 the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	International Growth Fund
Cost	$922,676,028	$53,575,084	$35,206,566	$752,960,576	$947,548,684	$131,873,912	$1,098,618,988

Gross appreciation	$360,900,134	$17,510,510	$4,004,932	$170,677,183	$123,297,751	$40,233,952	$405,833,611
Gross (depreciation)	(61,694,978)	(1,059,242)	(3,294,015)	(69,670,716)	(136,811,810)	(8,314,761)	(74,843,985)

Net appreciation (depreciation)	$299,205,156	$16,451,268	$710,917	$101,006,467	$($13,514,059)	$31,919,191	$330,989,626

	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$426,455,536	$212,208,884	$635,913,959	$195,348,632	$134,915,790	$1,489,229,582	$246,591,421

Gross appreciation	$105,890,064	$33,117,637	$97,013,059	$101,498,581	$36,258,882	$668,088,534	$56,311,018
Gross (depreciation)	(36,494,123)	(14,861,156)	(263,757,081)	(15,508,747)	(6,845,738)	(135,934,344)	(16,513,342)

Net appreciation (depreciation)	$69,395,941	$18,256,481	$(166,744,022)	$85,989,834	$29,413,144	$532,154,190	$39,797,676

	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$82,242,166	$83,109,767	$176,541,912	$109,780,444	$336,138,990

Gross appreciation	$5,841,801	$28,192,940	$26,872,197	$782,876	$2,929,702
Gross (depreciation)	(8,574,302)	(8,540,948)	(8,418,425)	(841,707)	(12,779,761)

Net appreciation (depreciation)	$(2,732,501)	$19,651,992	$18,453,772	$(58,831)	$(9,850,059)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2015 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 12/31/2015	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/2015
	Balance 9/30/2015	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2015
Frontier Emerging Small Countries Fund
Akzo Nobel Pakistan Ltd.	3,698,992	—	167,100	3,531,892	$—	$(361,197)
Chevron Lubricants Lanka plc	6,300,185	—	75,337	6,224,848	473,585	(43,623)
Tokyo Cement Co. Lanka plc	11,548,669	—	81,038	11,467,631	—	(7,709)

Long/Short Fund
Bill Barrett Corp.	5,653,316	—	1,245,344	4,407,972	$—	$(3,967,345)

Small Cap Growth Fund
Argos Therapeutics, Inc.	1,162,454	—	—	1,162,454	$—	$—
Blue Nile, Inc.	828,553	—	—	828,553	—	—
Chefs’ Warehouse, Inc. (The)	1,897,093	—	—	1,897,093	—	—
Papa Murphy’s Holdings, Inc.	883,565	159,203	—	1,042,768	—	—

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2015 the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	$4,000,004	$4,000,004	0.33%
			$4,000,004	$4,000,004	0.33%

Emerging India Fund
Dr. Lal PathLabs Ltd.	Common Stock	12/7/15	$1,513,535	$2,176,464	3.15%
			$1,513,535	$2,176,464	3.15%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B Pfd.	Preferred Stock	2/3/11 - 5/25/12	$499,999	$1,801,050	1.09%
Synergetics USA, Inc.	Right	10/14/15	71,250	37,500	0.02%
Vertex Energy, Inc.	Warrant	6/22/15	95,000	47,500	0.03%
Vertex Energy, Inc.	Preferred Stock	6/22/15 - 10/21/15	1,479,803	1,066,802	0.65%
			$2,146,052	$2,952,852	1.79%

Small Cap Growth Fund
DataStax, Inc., Series E	Preferred Stock	8/12/14	$8,000,002	$6,386,715	0.32%
DocuSign, Inc., Series B	Preferred Stock	3/3/14	437,256	635,724	0.03%
DocuSign, Inc., Series B-1	Preferred Stock	3/3/14	130,983	190,435	0.01%
DocuSign, Inc., Series D	Preferred Stock	3/3/14	313,930	456,420	0.02%
DocuSign, Inc., Series E	Preferred Stock	3/3/14	8,117,819	11,802,438	0.59%
DocuSign, Inc., Series F	Preferred Stock	4/30/15	2,999,984	2,999,984	0.15%
Drilling Info Holdings, Inc., Series B	Preferred Stock	9/5/13	15,350,001	12,566,973	0.62%
ForeScout Technologies, Inc., Series G	Preferred Stock	11/25/15	6,000,003	6,000,003	0.30%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	3,130,602	2,901,949	0.14%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/17/15	1,497,046	1,460,255	0.07%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	114,644	0.01%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	111,739	0.01%
			$48,162,565	$45,627,279	2.27%

Strategic Income Fund
Redcorp Ventures Ltd. Series D	Corporate Bond	7/5/07	$152,584	$642	0.00%
Star Asia Financial Ltd.	Common Stock	2/22/07 - 5/11/15	572,598	533,571	0.67%
			$725,182	$534,213	0.67%

Ultra Growth Fund
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	$475,001	$429,121	0.42%
Drilling Info Holdings, Inc., Series B	Preferred Stock	9/5/13	1,150,001	941,500	0.92%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	2,817,531	2,611,741	2.55%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/17/15	1,497,046	1,460,255	1.43%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	28,661	0.03%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	27,935	0.03%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	13,049	0.01%
			$6,584,880	$5,512,262	5.39%

World Innovators Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/16/15	$313,058	$290,193	0.15%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	932	0.00%
			$320,134	$291,125	0.15%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

8. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2015 were $50,000, $45,000 and $5,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2015 were $45,000 per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

9. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”)(generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation system (“NASDAQ”), such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/15
Core Growth Fund
Assets
Common Stocks
	Oil & Gas Equipment & Services	$6,358,874	$4,744,994	$—	$11,103,868
	Other	1,107,854,990	—	—	1,107,854,990
Preferred Stocks		—	—	4,000,004	4,000,004
Short-Term Investments		—	98,922,322	—	98,922,322

		$1,114,213,864	$103,667,316	$4,000,004	$1,221,881,184

Emerging India Fund
Assets
Common Stocks
	Health Care Services	$—	$—	$2,176,464	$2,176,464
	Other	65,568,276	—	—	65,568,276
Corporate Bonds		—	16,274	—	16,274
Short-Term Investments		—	2,265,338	—	2,265,338

		$65,568,276	$2,281,612	$2,176,464	$70,026,352

Emerging Markets Select Fund
Assets
Common Stocks
	Biotechnology	$—	$1,975,209	$—	$1,975,209
	Diversified Banks	1,391,510	1,682,473	—	3,073,983
	Drug Retail	—	663,444	—	663,444
	Health Care Facilities	1,037,024	1,341,493	—	2,378,517
	Industrial Machinery	—	523,744	—	523,744
	Marine Ports & Services	—	688,308	—	688,308
	Multi-Line Insurance	—	537,314	—	537,314
	Multi-Sector Holdings	—	1,118,829	—	1,118,829
	Packaged Foods & Meats	762,440	1,159,487	—	1,921,927
	Pharmaceuticals	2,317,204	536,589	—	2,853,793
	Wireless Telecommunication Services	—	530,416	—	530,416
	Other	19,651,999	—	—	19,651,999

		$25,160,177	$10,757,306	$—	$35,917,483

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Asset Management & Custody Banks	$7,472,451	$5,967,709	$—	$13,440,160
	Biotechnology	11,765,771	24,376,698	—	36,142,469
	Casinos & Gaming	—	1,121,338	—	1,121,338

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/15
	Construction Materials	$2,902,892	$1,006,341	$—	$3,909,233
	Consumer Finance	59,406,569	21,517,596	—	80,924,165
	Diversified Banks	—	16,677,574	—	16,677,574
	Diversified Support Services	—	6,397,865	—	6,397,865
	Electronic Components	5,485,450	4,413,187	—	9,898,637
	Electronic Manufacturing Services	—	5,911,761	—	5,911,761
	Food Retail	—	19,857,942	—	19,857,942
	Footwear	—	6,376,743	—	6,376,743
	Health Care Equipment	—	24,426,395	—	24,426,395
	Health Care Supplies	—	2,293,458	—	2,293,458
	Home Furnishings	8,040,919	11,934,735	—	19,975,654
	Home Improvement Retail	—	3,464,435	—	3,464,435
	Hotels, Resorts & Cruise Lines	—	16,418,434	—	16,418,434
	Hypermarkets & Super Centers	10,405,821	6,301,858	—	16,707,679
	Internet Retail	—	10,870,180	—	10,870,180
	Marine Ports & Services	5,938,590	7,542,934	—	13,481,524
	Movies & Entertainment	5,377,758	6,094,642	—	11,472,400
	Pharmaceuticals	55,182,710	—	16,795	55,199,505
	Reinsurance	—	4,031,423	—	4,031,423
	Semiconductor Equipment	8,740,929	12,377,612	—	21,118,541
	Semiconductors	26,857,100	4,567,135	—	31,424,235
	Specialty Chemicals	13,472,400	13,049,396	—	26,521,796
	Trading Companies & Distributors	—	5,692,248	—	5,692,248
	Wireless Telecommunication Services	—	4,830,395	—	4,830,395
	Other	385,034,336	—	—	385,034,336
Warrants		346,518	—	—	346,518

		$606,430,214	$247,520,034	$16,795	$853,967,043

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Construction Materials	$54,849,871	$11,560,884	$—	$66,410,755
	Diversified Banks	54,734,378	14,819,223	—	69,553,601
	Hotels, Resorts & Cruise Lines	—	6,607,478	—	6,607,478
	Marine Ports & Services	9,154,346	5,646,836	—	14,801,182
	Packaged Foods & Meats	162,820,532	11,325,345	—	174,145,877
	Pharmaceuticals	89,664,040	14,821,940	—	104,485,980
	Restaurants	20,357,897	10,070,416	—	30,428,313
	Soft Drinks	20,329,188	2,870,915	—	23,200,103
	Other	391,307,469	—	—	391,307,469
Rights		—	281,813	—	281,813
Short-Term Investments		—	52,812,054	—	52,812,054

		$803,217,721	$130,816,904	$—	$934,034,625

Global Opportunities Fund
Assets
Common Stocks
	Biotechnology	$7,054,700	$3,674,726	$—	$10,729,426
	Consumer Finance	8,743,435	2,566,902	—	11,310,337
	Diversified Real Estate Activities	—	5,410,502	—	5,410,502
	Drug Retail	—	3,982,887	—	3,982,887
	Electronic Equipment & Instruments	—	1,585,324	—	1,585,324
	General Merchandise Stores	—	1,675,460	—	1,675,460

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/15
	Health Care Technology	$—	$2,263,475	$—	$2,263,475
	Household Products	—	1,679,923	—	1,679,923
	Internet Retail	3,800,735	1,971,929	—	5,772,664
	Internet Software & Services	14,337,698	8,353,319	—	22,691,017
	Life Sciences Tools & Services	833,785	1,597,381	—	2,431,166
	Marine Ports & Services	—	598,938	—	598,938
	Packaged Foods & Meats	2,483,735	1,887,402	—	4,371,137
	Publishing	—	3,679,028	—	3,679,028
	Semiconductors	1,728,764	2,031,023	—	3,759,787
	Trading Companies & Distributors	—	5,075,970	—	5,075,970
	Wireless Telecommunication Services	—	899,924	—	899,924
	Other	75,842,513	—	—	75,842,513
Warrants		33,625	—	—	33,625

		$114,858,990	$48,934,113	$—	$163,793,103

International Growth Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$11,402,486	$10,678,821	$—	$22,081,307
	Application Software	37,921,123	—	—	37,921,123
	Asset Management & Custody Banks	8,672,182	—	—	8,672,182
	Auto Parts & Equipment	17,629,213	—	—	17,629,213
	Biotechnology	31,981,512	30,717,063	—	62,698,575
	Consumer Finance	13,869,808	—	—	13,869,808
	Diversified Banks	4,635,654	—	—	4,635,654
	Electrical Components & Equipment	31,983,793	—	—	31,983,793
	Electronic Equipment & Instruments	33,032,687	33,226,057	—	66,258,744
	Forest Products	10,308,141	—	—	10,308,141
	General Merchandise Stores	10,759,902	39,277,271	—	50,037,173
	Health Care Supplies	30,216,861	—	—	30,216,861
	Health Care Technology	26,515,629	14,606,650	—	41,122,279
	Hypermarkets & Super Centers	10,592,255	—	—	10,592,255
	Industrial Machinery	16,227,948	—	—	16,227,948
	Internet Software & Services	66,083,581	102,658,525	—	168,742,106
	Life & Health Insurance	24,576,253	—	—	24,576,253
	Life Sciences Tools & Services	11,043,182	24,919,700	—	35,962,882
	Office Services & Supplies	6,433,057	—	—	6,433,057
	Oil & Gas Equipment & Services	8,800,904	7,998,355	—	16,799,259
	Packaged Foods & Meats	33,877,238	19,079,950	—	52,957,188
	Pharmaceuticals	56,091,806	11,972,106	—	68,063,912
	Property & Casualty Insurance	6,863,023	—	—	6,863,023
	Real Estate Services	9,481,824	—	—	9,481,824
	Regional Banks	9,382,914	—	—	9,382,914
	Restaurants	82,587,266	6,754,551	—	89,341,817
	Semiconductor Equipment	8,967,502	10,012,208	—	18,979,710
	Specialty Chemicals	21,216,632	48,595,603	—	69,812,235
	Textiles	13,202,736	—	—	13,202,736
	Thrifts & Mortgage Finance	12,182,487	—	—	12,182,487
	Other	—	334,241,672	—	334,241,672
Short-Term Investments		—	68,330,483	—	68,330,483

		$666,539,599	$763,069,015	$—	$1,429,608,614

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/15
International Opportunities Fund
Assets
Common Stocks
	Air Freight & Logistics	$8,775,540	$1,392,250	$—	$10,167,790
	Apparel Retail	—	2,258,697	—	2,258,697
	Automotive Retail	—	1,210,120	—	1,210,120
	Brewers	12,702,989	6,509,087	—	19,212,076
	Commodity Chemicals	16,129,593	3,416,531	—	19,546,124
	Consumer Finance	—	2,420,187	—	2,420,187
	Distillers & Vintners	4,832,883	2,746,086	—	7,578,969
	Diversified Support Services	3,268,460	1,836,165	—	5,104,625
	Drug Retail	2,816,450	4,607,165	—	7,423,615
	Electronic Equipment & Instruments	2,188,668	2,938,563	—	5,127,231
	Food Distributors	—	2,511,188	—	2,511,188
	Food Retail	24,462,590	8,349,439	—	32,812,029
	General Merchandise Stores	—	4,793,699	—	4,793,699
	Health Care Equipment	—	2,068,211	—	2,068,211
	Health Care Facilities	27,289,314	3,653,120	—	30,942,434
	Health Care Technology	2,475,608	2,258,442	—	4,734,050
	Home Improvement Retail	—	1,067,111	—	1,067,111
	Human Resource & Employment Services	3,291,397	7,249,483	—	10,540,880
	Industrial Machinery	2,328,980	6,071,109	—	8,400,089
	Internet Retail	12,444,124	12,281,179	—	24,725,303
	Internet Software & Services	4,903,001	39,584,179	—	44,487,180
	Leisure Products	—	2,562,555	—	2,562,555
	Oil & Gas Refining & Marketing	—	4,377,277	—	4,377,277
	Packaged Foods & Meats	29,539,666	13,094,209	—	42,633,875
	Pharmaceuticals	5,959,197	6,001,557	—	11,960,754
	Publishing	—	17,032,736	—	17,032,736
	Real Estate Services	—	1,043,600	—	1,043,600
	Research & Consulting Services	—	1,367,231	—	1,367,231
	Restaurants	37,601,952	18,826,708	—	56,428,660
	Soft Drinks	2,221,226	8,943,970	—	11,165,196
	Specialized Finance	833,617	2,088,383	—	2,922,000
	Specialty Stores	—	3,244,104	—	3,244,104
	Trading Companies & Distributors	—	9,678,839	—	9,678,839
	Other	83,194,616	—	—	83,194,616
Short-Term Investments		—	1,108,426	—	1,108,426

		$287,259,871	$208,591,606	$—	$495,851,477

Large Cap Value Fund
Assets
Common Stocks		$230,465,365	$—	$—	$230,465,365

		$230,465,365	$—	$—	$230,465,365

Liabilities
Call Options Written		$(6,000)	$—	$—	$(6,000)

		$(6,000)	$—	$—	$(6,000)

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/15
Long/Short Fund
Assets
Common Stocks		$605,381,482	$—	$—	$605,381,482
Short-Term Investments		—	24,190,894	—	24,190,894

		$605,381,482	$24,190,894	$—	$629,572,376

Liabilities
Securities Sold Short		$(160,402,439)	$—	$—	$(160,402,439)

		$(160,402,439)	$—	$—	$(160,402,439)

Micro Cap Fund
Assets
Common Stocks
	Industrial Machinery	$2,941,268	$4,156,382	$—	$7,097,650
	Internet Software & Services	15,988,875	3,190,737	—	19,179,612
	Publishing	—	4,612,534	—	4,612,534
	Other	244,800,028	—	—	244,800,028
Short-Term Investments		—	5,648,642	—	5,648,642

		$263,730,171	$17,608,295	$—	$281,338,466

Micro Cap Value Fund
Assets
Common Stocks
	Automotive Retail	$—	$1,822,219	$—	$1,822,219
	Biotechnology	2,004,544	1,358,546	—	3,363,090
	Electronic Equipment & Instruments	605,520	1,437,421	—	2,042,941
	General Merchandise Stores	—	1,259,307	—	1,259,307
	Health Care Services	4,428,900	1,856,502	—	6,285,402
	Health Care Technology	—	3,234,398	—	3,234,398
	Home Improvement Retail	—	799,039	—	799,039
	Human Resource & Employment Services	—	835,136	—	835,136
	Industrial Machinery	1,943,370	1,725,852	—	3,669,222
	Internet Retail	—	589,956	—	589,956
	Pharmaceuticals	6,140,037	1,084,348	—	7,224,385
	Soft Drinks	—	936,407	—	936,407
	Trading Companies & Distributors	—	541,425	—	541,425
	Other	102,858,192	—	—	102,858,192
Preferred Stocks		—	—	2,867,852	2,867,852
Warrants		—	—	47,500	47,500
Rights		—	—	37,500	37,500
Short-Term Investments		—	25,914,963	—	25,914,963

		$117,980,563	$43,395,519	$2,952,852	$164,328,934

Small Cap Growth Fund
Assets
Common Stocks
	Drug Retail	$—	$18,793,543	$—	$18,793,543
	Internet Retail	91,197,947	17,972,146	—	109,170,093
	Other	1,802,191,551	—	—	1,802,191,551
Preferred Stocks		—	—	41,265,075	41,265,075
Limited Partnership Interest		—	—	4,362,204	4,362,204
Short-Term Investments		—	45,601,306	—	45,601,306

		$1,893,389,498	$82,366,995	$45,627,279	$2,021,383,772

Small Cap Value Fund
Assets
Common Stocks		$259,518,710	$—	$—	$259,518,710
Limited Partnership Interest		4,249,002	—	—	4,249,002
Short-Term Investments		—	22,621,385	—	22,621,385

		$263,767,712	$22,621,385	$—	$286,389,097

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/15
Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$3,987,239	$533,571	$—	$4,520,810
	Other	59,837,620	—	—	59,837,620
Exchange-Traded Funds		839,640	—	—	839,640
Limited Partnership Interest		7,747,617	—	—	7,747,617
Corporate Bonds		—	—	642	642
Short-Term Investments		—	6,563,336	—	6,563,336

		$72,412,116	$7,096,907	$642	$79,509,665

Ultra Growth Fund
Assets
Common Stocks
Communications Equipment		$—	$—	$13,049	$13,049
Industrial Machinery		2,360,097	1,326,343	—	3,686,440
Other		92,292,117	—	—	92,292,117
Preferred Stocks		—	—	1,427,217	1,427,217
Limited Partnership Interest		—	—	4,071,996	4,071,996
Short-Term Investments		—	1,270,940	—	1,270,940

		$94,652,214	$2,597,283	$5,512,262	$102,761,759

World Innovators Fund
Assets
Common Stocks
	Application Software	$—	$1,013,525	$—	$1,013,525
	Asset Management & Custody Banks	3,640,378	550,351	—	4,190,729
	Automotive Retail	2,163,574	8,160,301	—	10,323,875
	Communications Equipment	574,523	—	932	575,455
	Construction Machinery & Heavy Trucks	—	2,116,906	—	2,116,906
	Education Services	1,250,740	1,361,020	—	2,611,760
	Electronic Equipment & Instruments	1,349,080	2,898,493	—	4,247,573
	Food Retail	4,756,448	1,090,213	—	5,846,661
	Health Care Distributors	2,524,544	357,068	—	2,881,612
	Health Care Equipment	178	6,139,787	—	6,139,965
	Health Care Services	—	1,026,832	—	1,026,832
	Health Care Technology	—	2,382,223	—	2,382,223
	Home Improvement Retail	—	915,456	—	915,456
	Homebuilding	—	1,025,368	—	1,025,368
	Human Resource & Employment Services	—	994,633	—	994,633
	Industrial Machinery	574,625	1,842,252	—	2,416,877
	Internet Retail	7,095,990	3,612,142	—	10,708,132
	Life Sciences Tools & Services	—	2,838,959	—	2,838,959
	Publishing	1,085,289	1,825,986	—	2,911,275
	Real Estate Services	2,685,648	1,136,313	—	3,821,961
	Technology Hardware, Storage & Peripherals	1,896,154	1,167,694	—	3,063,848
	Other	110,020,416	—	—	110,020,416
Limited Partnership Interest		—	—	290,193	290,193
Short-Term Investments		—	12,631,450	—	12,631,450

		$139,617,587	$55,086,972	$291,125	$194,995,684

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/13
Income Fund
Assets
Asset-Backed Securities		$—	$9,009,120	$—	$9,009,120
Collateralized Mortgage Obligations		—	22,699,891	—	22,699,891
Corporate Bonds		—	46,986,078	—	46,986,078
Municipal Bonds		—	5,252,918	—	5,252,918
Exchange-Traded Funds		828,400	—	—	828,400
U.S. Government Agency Securities		—	10,471,942	—	10,471,942
U.S. Treasury Notes		—	11,080,074	—	11,080,074
Preferred Stocks		1,195,640	—	—	1,195,640
Short-Term Investments		—	2,197,550	—	2,197,550

		$2,024,040	$107,697,573	$—	$109,721,613

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$324,916,759	$—	$324,916,759
Short-Term Investments		—	1,372,172	—	1,372,172

		$—	$326,288,931	$—	$326,288,931

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets, pursuant to a systemic valuation model.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Emerging Markets Select Fund	$1,724,502	$1,724,502
Emerging Markets Small Cap Fund	5,967,709	5,967,709
Frontier Emerging Small Countries Fund	2,870,915	2,870,915
International Opportunities Fund	15,102,269	15,102,269
Micro Cap Value Fund	1,803,429	1,803,429
World Innovators Fund	2,528,714	2,528,714

Fund	Transfers Out Of Level 2 at Market Value	Transfers Into Level 1 at Market Value
Core Growth Fund	$66,790,617	$66,790,617
Emerging India Fund	49,543,914	49,543,914
Emerging Markets Select Fund	11,272,385	11,272,385
Emerging Markets Small Cap Fund	459,357,791	459,357,791
Frontier Emerging Small Countries Fund	428,195,854	428,195,854
Global Opportunities Fund	34,211,263	34,211,263
International Growth Fund	505,489,690	505,489,690
International Opportunities Fund	198,546,021	198,546,021
Micro Cap Fund	12,932,206	12,932,206
Micro Cap Value Fund	16,498,293	16,498,293
Small Cap Growth Fund	157,962,433	157,962,433
Small Cap Value Fund	14,542,232	14,542,232
Ultra Growth Fund	4,358,953	4,358,953
World Innovators Fund	29,497,589	29,497,589

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2015:

Fund	Market Value Beginning Balance 9/30/2015	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2015	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2015
Core Growth Fund
Common Stocks	$4,000,004	$—	$—	$—	$—	$—	$—	$—	$4,000,004	$—

	4,000,004	—	—	—	—	—	—	—	4,000,004	—
Emerging India Fund
Common Stocks	—	1,513,535	—	—	—	662,929	—	—	2,176,464	662,929

	—	1,513,535	—	—	—	662,929	—	—	2,176,464	662,929
Emerging Markets Small Cap Fund
Common Stocks	873,390	—	—	—	—	(856,595)	—	—	16,795	(856,595)

	873,390	—	—	—	—	(856,595)	—	—	16,795	(856,595)
Micro Cap Value Fund
Common Stocks	—	71,250	—	—	—	(33,750)	—	—	37,500	(33,750)
Preferred Stocks	3,111,050	24,803	—	—	—	(268,001)	—	—	2,867,852	(268,001)
Warrants	42,019	—	—	—	—	5,481	—	—	47,500	5,481

	3,153,069	96,053	—	—	—	(296,270)	—	—	2,952,852	(296,270)
Small Cap Growth Fund
Preferred Stocks	36,789,588	6,000,003	—	—	—	(1,524,516)	—	—	41,265,075	(1,524,516)
Limited Partnership Interest	4,827,863	15,000	(449,842)	—	347,398	(378,215)	—	—	4,362,204	(378,215)

	41,617,451	6,015,003	(449,842)	—	347,398	(1,902,731)	—	—	45,627,279	(1,902,731)
Strategic Income Fund
Corporate Bonds	804	—	—	—	—	(162)	—	—	642	(162)

	804	—	—	—	—	(162)	—	—	642	(162)
Ultra Growth Fund
Common Stocks	914	—	—	—	—	12,135	—	—	13,049	12,135
Preferred Stocks	1,573,562	—	—	—	—	(146,345)	—	—	1,427,217	(146,345)
Limited Partnership Interest	4,511,302	15,000	(420,187)	—	325,978	(360,097)	—	—	4,071,996	(360,097)

	6,085,778	15,000	(420,187)	—	325,978	(494,307)	—	—	5,512,262	(494,307)
World Innovators Fund
Common Stocks	65	—	—	—	—	867	—	—	932	867
Limited Partnership Interest	316,546	—	(29,654)	—	21,420	(18,119)	—	—	290,193	(18,119)

	316,611	—	(29,654)	—	21,420	(17,252)	—	—	291,125	(17,252)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/15	Valuation Technique	Unobservable Input	Range (Average)
Emerging India	Common Stock: Health Care Services	$2,176,464	Discount on last trade	Discount for lack of marketability	3%

Micro Cap Value Fund	Direct Venture Capital Investments: Pharmaceuticals	$1,801,050	Probability of warrant exercise	Exercise price	*
			Probability of no warrant exercise	Remaining value	*

Micro Cap Value Fund	Warrant in Public Equity: Oil & Gas Refining & Marketing	$47,500	Discount to cost	Cost	50%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$226,383	Market comparable companies	EV/R** multiple	0.6 - 2.2(1.5)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Computer Services Software & Systems	$6,386,715	Market comparable companies	EV/GP† multiple	7.9 - 13.5(10.0)
				Discount for lack of marketability	20%

Small Cap Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$12,566,973	Market comparable companies	EV/R** multiple	2.2 - 9.8(5.5)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$56,596	Market comparable companies	EV/R** multiple	0.6 - 2.2(1.5)
				Discount for lack of marketability	20%

Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$429,121	Probability of strategic buyer††	Offer proceeds	100%
			Probability of financial buyer††	Offer proceeds	100%

Ultra Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$941,500	Market comparable companies	EV/R** multiple	2.2 - 9.8(5.5)
				Discount for lack of marketability	20%

*	The exercise price of the warrant will be within a range; the actual price is not set at this time. As such, this valuation is directionally sensitive to the determination of the exercise price within the range.

**	Enterprise-Value-To-Revenue Multiple – (“EV/R”) A measure of the value of a stock that compares a company’s enterprise value to its revenue.

†	Enterprise-Value-To-Gross Profit Multiple – (“EV/GP”) A measure of the value of a stock that compares a company’s enterprise value to its gross profit.

††	The valuation is sensitive to the adjustment of the probabilities between a strategic and financial buyer.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2015 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations, unadjusted historical third party information or the unadjusted NAV of an investment in private investment companies. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.WasatachFunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr. President (principal executive officer) of Wasatch Funds Trust

Date:    February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr. President (principal executive officer) of Wasatch Funds Trust

Date:    February 29, 2016

By:	/s/ Cindy B. Firestone
Cindy B. Firestone Treasurer (principal financial officer) of Wasatch Funds Trust

Date:    February 29, 2016